UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09094

Leuthold Funds, Inc.
 (Exact name of registrant as specified in charter)

150 S. Fifth Street, Suite 1700, Minneapolis, MN 55402
 (Address of principal executive offices) (Zip code)

John Mueller
Leuthold Weeden Capital Management
150 S. Fifth Street, Suite 1700, Minneapolis, MN 55402
 (Name and address of agent for service)

612-332-9141
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2018

Date of reporting period:  March 31, 2018

Item 1. Reports to Stockholders.

Semi-Annual Report
March 31, 2018

The Leuthold Funds

Leuthold Core Investment Fund
Retail Class Shares    LCORX
Institutional Class Shares    LCRIX

Leuthold Global Fund
Retail Class Shares    GLBLX
 Institutional Class Shares    GLBIX

Leuthold Select Industries Fund   LSLTX

Leuthold Global Industries Fund
Retail Class Shares    LGINX
 Institutional Class Shares    LGIIX

Grizzly Short Fund   GRZZX

The Leuthold Funds

The Leuthold Funds

Expense Examples – March 31, 2018 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (October 1, 2017 – March 31, 2018).

Actual Expenses

The first line of the following tables provide information about actual account values and actual expenses. Although the Funds charge no sales load (the Leuthold Core Investment Fund, Leuthold Global Fund, and Leuthold Global Industries Fund charge a 2% redemption fee for redemptions made within five business days after a purchase), you will be assessed fees for outgoing wire transfers, returned checks, or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’  transfer agent. To the extent that the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which a Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary by fund. These expenses are not included in the following examples. The examples include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody, and transfer agent fees. However, the following examples do not include portfolio trading commissions and related expenses, and extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period”  to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the following tables provide information about hypothetical account values and hypothetical expenses based on the Funds’  actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’  actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

See Notes to the Financial Statements.	The Leuthold Funds - 2018 Semi-Annual Report	1

The Leuthold Funds

Expense Example Tables (Unaudited)

Leuthold Core Investment Fund - Retail Class - LCORX

	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period* October 1, 2017 - March 31, 2018
Actual**	$1,000.00	$1,040.90	$ 6.77
Hypothetical (5% return before expenses)***	1,000.00	1,018.30	6.69

*	Expenses are equal to the Fund’s annualized expense ratio of 1.33%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
**	Excluding dividends and interest on securities sold short, your actual cost of investment in the Fund would be $6.00 and the Fund’s annualized expense ratio would be 1.18%.
***	Excluding dividends and interest on securities sold short, your hypothetical cost of investment in the Fund would be $5.94 and the Fund’s annualized expense ratio would be 1.18%.

Leuthold Core Investment Fund - Institutional Class - LCRIX

	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period* October 1, 2017 - March 31, 2018
Actual**	$1,000.00	$1,041.50	$ 6.21
Hypothetical (5% return before expenses)***	1,000.00	1,018.55	6.14

*	Expenses are equal to the Fund’s annualized expense ratio of 1.22%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
**	Excluding dividends and interest on securities sold short, your actual cost of investment in the Fund would be $5.50 and the Fund’s annualized expense ratio would be 1.08%.
***	Excluding dividends and interest on securities sold short, your hypothetical cost of investment in the Fund would be $5.44 and the Fund’s annualized expense ratio would be 1.08%.

Leuthold Global Fund - Retail Class - GLBLX

	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period* October 1, 2017 - March 31, 2018
Actual**	$1,000.00	$1,033.40	$ 7.81
Hypothetical (5% return before expenses)***	1,000.00	1,017.25	7.75

*	Expenses are equal to the Fund’s annualized expense ratio of 1.54%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
**	Excluding dividends and interest on securities sold short, your actual cost of investment in the Fund would be $7.20 and the Fund’s annualized expense ratio would be 1.42%.
***	Excluding dividends and interest on securities sold short, your hypothetical cost of investment in the Fund would be $7.14 and the Fund’s annualized expense ratio would be 1.42%.

Leuthold Global Fund - Institutional Class - GLBIX

	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period* October 1, 2017 - March 31, 2018
Actual**	$1,000.00	$1,033.60	$ 7.15
Hypothetical (5% return before expenses)***	1,000.00	1,017.90	7.09

*	Expenses are equal to the Fund’s annualized expense ratio of 1.41%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
**	Excluding dividends and interest on securities sold short, your actual cost of investment in the Fund would be $6.54 and the Fund’s annualized expense ratio would be 1.29%.
***	Excluding dividends and interest on securities sold short, your hypothetical cost of investment in the Fund would be $6.49 and the Fund’s annualized expense ratio would be 1.29%.

2	The Leuthold Funds - 2018 Semi-Annual Report	See Notes to the Financial Statements.

The Leuthold Funds

Expense Example Tables (Unaudited) (continued)

Leuthold Select Industries Fund - LSLTX

	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period* October 1, 2017 - March 31, 2018
Actual	$1,000.00	$1,053.50	$ 7.68
Hypothetical (5% return before expenses)	1,000.00	1,017.45	7.54

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Leuthold Global Industries Fund - Retail Class - LGINX

	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period* October 1, 2017 - March 31, 2018
Actual	$1,000.00	$1,043.60	$ 7.64
Hypothetical (5% return before expenses)	1,000.00	1,017.45	7.54

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Leuthold Global Industries Fund - Institutional Class - LGIIX

	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period* October 1, 2017 - March 31, 2018
Actual	$1,000.00	$1,044.40	$ 6.37
Hypothetical (5% return before expenses)	1,000.00	1,018.70	6.29

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Grizzly Short Fund - GRZZX

	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period* October 1, 2017 - March 31, 2018
Actual**	$1,000.00	$ 927.40	$ 12.59
Hypothetical (5% return before expenses)***	1,000.00	1,011.87	13.14

*	Expenses are equal to the Fund’s annualized expense ratio of 2.62%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
**	Excluding dividends and interest on securities sold short, your actual cost of investment in the Fund would be $7.26 and the Fund’s annualized expense ratio would be 1.51%.
***	Excluding dividends and interest on securities sold short, your hypothetical cost of investment in the Fund would be $7.59 and the Fund’s annualized expense ratio would be 1.51%.

See Notes to the Financial Statements.	The Leuthold Funds - 2018 Semi-Annual Report	3

The Leuthold Funds

(Unaudited)

Leuthold Core Investment Fund
Allocation of Portfolio Holdings  •  March 31, 2018

Leuthold Global Fund
Allocation of Portfolio Holdings  •  March 31, 2018

Leuthold Select Industries Fund
Allocation of Portfolio Holdings  •  March 31, 2018

(1)	Amount is less than 0.05%.
(2)
For presentation purposes, the Fund has grouped some of the industry classifications.  For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

4	The Leuthold Funds - 2018 Semi-Annual Report	See Notes to the Financial Statements.

The Leuthold Funds

(Unaudited)

Leuthold Global Industries Fund
Allocation of Portfolio Holdings  •  March 31, 2018(3)

Grizzly Short Fund
Allocation of Securities Sold Short  •  March 31, 2018

(3)	Excludes short-term investments less than 5% of net assets.

See Notes to the Financial Statements.	The Leuthold Funds - 2018 Semi-Annual Report	5

The Leuthold Funds

Statements of Assets and Liabilities
March 31, 2018 (Unaudited)

	Leuthold Core Investment Fund (Consolidated)		Leuthold Global Fund (Consolidated)		Leuthold Select Industries Fund

ASSETS:
Investments, at cost
Unaffiliated Securities	$779,937,444	*	$95,487,165	*	$16,034,830
Affiliated Securities	22,105,749		—		—
Total Investments, at cost	802,043,193		95,487,165		16,034,830

Investments, at fair value
Unaffiliated Securities	908,281,074		105,934,441		19,668,009
Affiliated Securities	23,243,063		—		—
Total Investments, at fair value	931,524,137		105,934,441		19,668,009
Cash	982,435		418,526		—
Foreign currency
(cost $49,200, $10,157, and $0, respectively)	49,248		10,164		—
Receivable for Fund shares sold	1,953,947		21,546		20,300
Receivable for investments sold	3,673,231		338,948		172,957
Collateral at broker for securities sold short	133,988,091		14,828,734		—
Tri-party collateral held at custodian	21,500,001		2,600,001		—
Interest receivable	937,627		124,339		357
Dividends receivable	576,504		442,690		17,906
Securities lending income receivable	43,299		8,317		—
Other assets	55,835		31,588		9,812
Total Assets	1,095,284,355		124,759,294		19,889,341

LIABILITIES:
Securities sold short, at fair value
(proceeds $127,406,423, $14,362,823, and $0, respectively)	126,348,108		14,336,460		—
Collateral received for securities loaned	101,062,262		11,513,992		—
Payable for Fund shares redeemed	2,085,071		61,430		4,018
Payable to Adviser	667,715		76,675		13,526
Payable to Custodian	44,300		32,182		2,878
Payable to Directors	37,892		4,322		898
Dividends payable on securities sold short	310,421		27,989		—
Distribution (Rule 12b-1) fees payable	7,361		38,827		89
Shareholder servicing fees payable	89,097		—		5,045
Accrued expenses and other liabilities	526,966		111,582		30,629
Total Liabilities	231,179,193		26,203,459		57,083
NET ASSETS	$864,105,162		$98,555,835		$19,832,258
* Includes loaned securities with market value of:	$99,846,658		$11,343,309		$—

6	The Leuthold Funds - 2018 Semi-Annual Report	See Notes to the Financial Statements.

The Leuthold Funds

Statements of Assets and Liabilities (continued)
March 31, 2018 (Unaudited)

	Leuthold Core Investment Fund (Consolidated)		Leuthold Global Fund (Consolidated)		Leuthold Select Industries Fund

NET ASSETS CONSIST OF:
Capital stock	$658,213,196		$84,221,770		$15,194,295
Accumulated net investment income (loss)	160,967		86,279		(15,714)
Accumulated net realized gain on investments and securities sold short	75,191,027		3,779,499		1,020,498
Net unrealized appreciation on investments and securities sold short	130,539,972		10,468,287		3,633,179
Total Net Assets	$864,105,162		$98,555,835		$19,832,258

Retail Class Shares
Net assets	$456,020,924		$22,156,331		$19,832,258
Shares outstanding
(1,000,000,000 shares of $0.0001 par value authorized)	22,025,755		2,335,163		750,367
Net Asset Value, Redemption Price, and Offering Price Per Share	$20.70	**	$9.49	**	$26.43

Institutional Class Shares
Net assets	$408,084,238		$76,399,504		n/a
Shares outstanding
(1,000,000,000 shares of $0.0001 par value authorized)	19,684,393		7,958,820		n/a
Net Asset Value, Redemption Price, and Offering Price Per Share	$20.73	**	$9.60	**	n/a

**	Redemption price may differ from NAV if redemption fee is applied.

See Notes to the Financial Statements.	The Leuthold Funds - 2018 Semi-Annual Report	7

The Leuthold Funds

Statements of Assets and Liabilities (continued)
March 31, 2018 (Unaudited)

	Leuthold Global Industries Fund	Grizzly Short Fund

ASSETS:
Investments, at cost	$9,582,986	$174,570,615
Investments, at fair value	11,269,704	174,570,615
Cash	723	—
Foreign currency (cost $1,248 and $0, respectively)	1,249	—
Receivable for Fund shares sold	112	641,989
Receivable for investments sold	—	765,231
Collateral at broker for securities sold short	—	205,494,305
Tri-party collateral held at custodian	—	33,000,001
Interest receivable	141	202,095
Dividends receivable	51,533	—
Receivable from Advisor	5,853	—
Other assets	33,437	5,921
Total Assets	11,362,752	414,680,157

LIABILITIES:
Securities sold short, at fair value
(proceeds $0 and $206,518,958, respectively)	—	203,524,052
Payable for Fund shares redeemed	—	63,196
Payable to Adviser	—	225,443
Payable to Custodian	15,340	3,376
Payable to Directors	485	8,858
Dividends payable on securities sold short	—	80,564
Distribution (Rule 12b-1) fees payable	3,690	—
Shareholder servicing fees payable	—	34,963
Accrued expenses and other liablities	38,034	125,868
Total Liabilities	57,549	204,066,320
NET ASSETS	$11,305,203	$210,613,837

8	The Leuthold Funds - 2018 Semi-Annual Report	See Notes to the Financial Statements.

The Leuthold Funds

Statements of Assets and Liabilities (continued)
March 31, 2018 (Unaudited)

	Leuthold Global Industries Fund		Grizzly Short Fund

NET ASSETS CONSIST OF:
Capital stock	$9,024,843		$461,155,551
Accumulated net investment income (loss)	19,650		(3,031,059)
Accumulated net realized gain (loss) on investments and securities sold short	574,424		(250,505,561)
Net unrealized appreciation on investments and securities sold short	1,686,286		2,994,906
Total Net Assets	$11,305,203		$210,613,837

Retail Class Shares
Net assets	$2,115,852		$210,613,837
Shares outstanding
(1,000,000,000 shares of $0.0001 par value authorized)	121,143		42,261,978
Net Asset Value, Redemption Price, and Offering Price Per Share	$17.47	*	$4.98

Institutional Class Shares
Net assets	$9,189,351		n/a
Shares outstanding
(1,000,000,000 shares of $0.0001 par value authorized)	522,877		n/a
Net Asset Value, Redemption Price, and Offering Price Per Share	$17.57	*	n/a

*	Redemption price may differ from NAV if redemption fee is applied.

See Notes to the Financial Statements.	The Leuthold Funds - 2018 Semi-Annual Report	9

The Leuthold Funds

Statements of Operations
For the Six Months Ended March 31, 2018 (Unaudited)

	Leuthold Core Investment Fund (Consolidated)	Leuthold Global Fund (Consolidated)	Leuthold Select Industries Fund

INVESTMENT INCOME:
Dividend income (net of foreign taxes withheld of $99,862, $48,579, and $2,077, respectively)	$4,649,021	$627,557	$141,784
Interest income	1,694,731	199,579	1,639
Income from securities lending, net	198,308	67,748	—
Total investment income	6,542,060	894,884	143,423

EXPENSES:
Investment advisory fees (Note 3)	3,915,442	456,760	96,331
Administration fees	176,512	22,568	4,486
Transfer agent fees	218,850	46,140	5,192
Legal fees	34,186	8,353	426
Audit fees	36,201	23,446	11,399
Fund accounting fees	73,826	16,514	3,590
Custody fees	61,906	47,387	6,105
Shareholder servicing fees - Retail Class	244,126	—	11,915
Registration fees	24,765	15,897	11,579
Report to shareholders	49,432	5,451	1,118
Directors’ fees	65,446	7,011	1,586
Distribution (Rule 12b-1) fees - Retail Class (Note 4)	—	16,184	—
Other	24,791	3,851	783
Total expenses before dividends and interest on securities sold short and
reimbursement from Adviser	4,925,483	669,562	154,510
Dividends and interest on securities sold short	632,226	60,373	—
Reimbursement from Adviser (Note 3)	—	—	(10,024)
Total expenses	5,557,709	729,935	144,486
NET INVESTMENT INCOME (LOSS)	$984,351	$164,949	$(1,063)

10	The Leuthold Funds - 2018 Semi-Annual Report	See Notes to the Financial Statements.

The Leuthold Funds

Statements of Operations (continued)
For the Six Months Ended March 31, 2018 (Unaudited)

	Leuthold Core Investment Fund (Consolidated)	Leuthold Global Fund (Consolidated)	Leuthold Select Industries Fund

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, INVESTMENT COMPANIES, SECURITIES SOLD SHORT, AND FOREIGN CURRENCY AND FOREIGN CURRENCY TRANSLATION:
Net realized gain (loss) on:
Unaffiliated investments	$77,132,429	$4,650,534	$1,233,364
Affiliated investments	—	—	—
Investment companies	1,127,726	154,828	—
Realized gain distributions from investment companies	28,632	—	—
Securities sold short	(2,928,023)	(277,948)	—
Foreign currency and foreign currency translation	(22,699)	(7,534)	(46)
Net unrealized appreciation (depreciation) during the period on:
Unaffiliated investments	(48,449,009)	(2,498,881)	(372,780)
Affiliated investments	1,081,007	—	—
Investment companies	1,935,763	116,219	—
Securities sold short	1,871,604	184,120	—
Foreign currency and foreign currency translation	2,185,609	905,237	—
Net realized and unrealized gain on investments, investment companies, securities sold short, and foreign currency and foreign currency translation	33,963,039	3,226,575	860,538
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$34,947,390	$3,391,524	$859,475

See Notes to the Financial Statements.	The Leuthold Funds - 2018 Semi-Annual Report	11

The Leuthold Funds

Statements of Operations (continued)
For the Six Months Ended March 31, 2018 (Unaudited)

	Leuthold Global Industries Fund	Grizzly Short Fund

INVESTMENT INCOME:
Dividend income (net of foreign taxes withheld of $8,332 and $0, respectively)	$102,717	$3,301
Interest income	846	1,797,631
Total investment income	103,563	1,800,932

EXPENSES:
Investment advisory fees (Note 3)	55,723	1,271,710
Administration fees	4,281	40,561
Transfer agent fees	10,928	24,047
Legal fees	1,821	5,780
Audit fees	11,178	14,154
Fund accounting fees	7,637	15,371
Custody fees	18,043	5,401
Shareholder servicing fees - Retail Class	—	110,933
Registration fees	16,835	13,250
Report to shareholders	529	12,295
Directors’ fees	853	15,909
Distribution (Rule 12b-1) fees - Retail Class (Note 4)	2,621	—
Other	948	5,917
Total expenses before dividends and interest on securities sold short and reimbursement from Adviser	131,397	1,535,328
Dividends and interest on securities sold short	—	1,131,977
Reimbursement from Adviser (Note 3)	(59,122)	—
Total expenses	72,275	2,667,305
NET INVESTMENT INCOME (LOSS)	$31,288	$(866,373)

12	The Leuthold Funds - 2018 Semi-Annual Report	See Notes to the Financial Statements.

The Leuthold Funds

Statements of Operations (continued)
For the Six Months Ended March 31, 2018 (Unaudited)

	Leuthold Global Industries Fund	Grizzly Short Fund

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, INVESTMENT COMPANIES, SECURITIES SOLD SHORT, AND FOREIGN CURRENCY AND FOREIGN CURRENCY TRANSLATION:
Net realized gain (loss) on:
Investments	$574,504	$—
Investment companies	24,675	—
Securities sold short	—	(17,510,631)
Foreign currency and foreign currency translation	42	—
Net unrealized appreciation during the period on:
Investments	(263,255)	—
Investment companies	(12,268)	—
Securities sold short	—	1,827,244
Foreign currency and foreign currency translation	134,582	—
Net realized and unrealized gain (loss) on investments, investment companies, securities sold short, and foreign currency and foreign currency translation	458,280	(15,683,387)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$489,568	$(16,549,760)

See Notes to the Financial Statements.	The Leuthold Funds - 2018 Semi-Annual Report	13

Leuthold Core Investment Fund

Statements of Changes in Net Assets (Consolidated)

	Six Months Ended March 31, 2018	Year Ended September 30, 2017
	(Unaudited)
OPERATIONS:
Net investment income	$984,351	$2,042,175
Net realized gain on investments, investment companies, securities sold short, and foreign currency and foreign currency translation	75,338,065	34,676,117
Net unrealized appreciation (depreciation) on investments, investment companies, securities sold short, and foreign currency and foreign currency translation	(41,375,026)	74,483,445
Net increase in net assets from operations	34,947,390	111,201,737

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income - Retail Class	(388,828)	(244,990)
From net investment income - Institutional Class	(436,169)	(609,095)
From net realized gain - Retail Class	(14,728,268)	(2,313,962)
From net realized gain - Institutional Class	(12,219,668)	(1,509,877)
Total distributions	(27,772,933)	(4,677,924)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail Class	27,437,654	47,009,722
Proceeds from shares sold - Institutional Class	35,851,601	74,784,361
Proceeds from shares issued to holders in reinvestment of dividends - Retail Class	14,404,114	2,441,849
Proceeds from shares issued to holders in reinvestment of dividends - Institutional Class	10,990,963	1,831,572
Cost of shares redeemed - Retail Class*	(54,337,206)	(171,719,259)
Cost of shares redeemed - Institutional Class**	(27,467,691)	(114,514,807)
Net increase (decrease) in net assets from capital share transactions	6,879,435	(160,166,562)

TOTAL INCREASE (DECREASE) IN NET ASSETS:	14,053,892	(53,642,749)
NET ASSETS
Beginning of period	850,051,270	903,694,019
End of period (including accumulated net investment income of $160,967 and $1,613, respectively)	$864,105,162	$850,051,270

CHANGES IN SHARES OUTSTANDING:
Shares sold - Retail Class	1,316,786	2,470,375
Shares sold - Institutional Class	1,723,187	3,863,613
Shares issued to holders in reinvestment of dividends - Retail Class	707,236	134,342
Shares issued to holders in reinvestment of dividends - Institutional Class	538,698	99,015
Shares redeemed - Retail Class	(2,618,468)	(9,045,976)
Shares redeemed - Institutional Class	(1,320,425)	(6,185,014)
Net increase (decrease) in shares outstanding	347,014	(8,663,645)

*Net of redemption fees of (Retail Class):	$283	$440
**Net of redemption fees of (Institutional Class):	$238	$105

14	The Leuthold Funds - 2018 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund

Statements of Changes in Net Assets (Consolidated)

	Six Months Ended March 31, 2018	Year Ended September 30, 2017
	(Unaudited)
OPERATIONS:
Net investment income	$164,949	$617,980
Net realized gain on investments, investment companies, securities sold short, and foreign currency and foreign currency translation	4,519,880	8,856,902
Net unrealized appreciation (depreciation) on investments, investment companies, securities sold short, and foreign currency and foreign currency translation	(1,293,305)	2,276,979
Net Increase in net assets from operations	3,391,524	11,751,861

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income - Retail Class	(14,090)	—
From net investment income - Institutional Class	(84,216)	(115,269)
From net realized gain - Retail Class	(2,097,702)	(3,355,947)
From net realized gain - Institutional Class	(6,529,838)	(8,317,368)
Total distributions	(8,725,846)	(11,788,584)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail Class	1,447,524	4,096,510
Proceeds from shares sold - Institutional Class	12,685,499	8,483,230
Proceeds from shares issued to holders in reinvestment of dividends - Retail Class	2,038,473	2,988,956
Proceeds from shares issued to holders in reinvestment of dividends - Institutional Class	5,890,226	7,307,081
Cost of shares redeemed - Retail Class*	(4,068,635)	(60,927,741)
Cost of shares redeemed - Institutional Class**	(16,757,214)	(41,921,745)
Net increase (decrease) in net assets from capital share transactions	1,235,873	(79,973,709)

TOTAL DECREASE IN NET ASSETS:	(4,098,449)	(80,010,432)
NET ASSETS
Beginning of period	102,654,284	182,664,716
End of period (including accumulated net investment income of $86,279 and $19,636, respectively)	$98,555,835	$102,654,284

CHANGES IN SHARES OUTSTANDING:
Shares sold - Retail Class	148,228	439,767
Shares sold - Institutional Class	1,301,639	895,830
Shares issued to holders in reinvestment of dividends - Retail Class	216,841	341,205
Shares issued to holders in reinvestment of dividends - Institutional Class	619,278	824,956
Shares redeemed - Retail Class	(421,664)	(6,375,412)
Shares redeemed - Institutional Class	(1,701,703)	(4,426,522)
Net increase (decrease) in shares outstanding	162,619	(8,300,176)

*Net of redemption fees of (Retail Class):	$202	$289
**Net of redemption fees of (Institutional Class):	$1	$2,022

See Notes to the Financial Statements.	The Leuthold Funds - 2018 Semi-Annual Report	15

Leuthold Select Industries Fund

Statements of Changes in Net Assets

	Six Months Ended March 31, 2018	Year Ended September 30, 2017
	(Unaudited)
OPERATIONS:
Net investment loss	$(1,063)	$(11,542)
Net realized gain on investments and foreign currency and foreign currency translation	1,233,318	1,184,413
Net unrealized appreciation (depreciation) on investments	(372,780)	1,625,084
Net increase in net assets from operations	859,475	2,797,955

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gain	(735,815)	—
Total distributions	(735,815)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	10,368,131	3,207,231
Proceeds from shares issued to holders in reinvestment of dividends	707,455	—
Cost of shares redeemed	(6,412,854)	(3,590,211)
Net increase (decrease) in net assets from capital share transactions	4,662,732	(382,980)

TOTAL INCREASE IN NET ASSETS:	4,786,392	2,414,975
NET ASSETS
Beginning of period	15,045,866	12,630,891
End of period (including accumulated net investment loss of $(15,714) and $(14,651), respectively)	$19,832,258	$15,045,866

CHANGES IN SHARES OUTSTANDING:
Shares sold	388,046	134,033
Shares issued to holders in reinvestment of dividends	27,273	—
Shares redeemed	(236,604)	(152,339)
Net increase (decrease) in shares outstanding	178,715	(18,306)

16	The Leuthold Funds - 2018 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Industries Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2018	Year Ended September 30, 2017
	(Unaudited)
OPERATIONS:
Net investment income	$31,288	$98,988
Net realized gain on investments, investment companies, and foreign currency and foreign currency translation	599,221	955,551
Net unrealized appreciation (depreciation) on investments, investment companies, and foreign currency and foreign currency translation	(140,941)	945,616
Net increase in net assets from operations	489,568	2,000,155

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income - Retail Class	(19,880)	(7,947)
From net investment income - Institutional Class	(76,679)	(57,055)
From net realized gain - Retail Class	(139,048)	(66,243)
From net realized gain - Institutional Class	(651,234)	(332,198)
Total distributions	(886,841)	(463,443)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail Class	161,208	131,335
Proceeds from shares sold - Institutional Class	2,550,246	1,183,211
Proceeds from shares issued to holders in reinvestment of dividends - Retail Class	155,751	72,780
Proceeds from shares issued to holders in reinvestment of dividends - Institutional Class	706,923	374,587
Cost of shares redeemed - Retail Class*	(81,794)	(357,409)
Cost of shares redeemed - Institutional Class**	(2,723,291)	(3,643,282)
Net increase (decrease) in net assets from capital share transactions	769,043	(2,238,778)

TOTAL INCREASE (DECREASE) IN NET ASSETS:	371,770	(702,066)
NET ASSETS
Beginning of period	10,933,433	11,635,499
End of period (including accumulated net investment income of $19,650 and $84,921, respectively)	$11,305,203	$10,933,433

CHANGES IN SHARES OUTSTANDING:
Shares sold - Retail Class	9,155	8,038
Shares sold - Institutional Class	141,741	72,895
Shares issued to holders in reinvestment of dividends - Retail Class	8,884	4,869
Shares issued to holders in reinvestment of dividends - Institutional Class	40,111	24,828
Shares redeemed - Retail Class	(4,599)	(22,437)
Shares redeemed - Institutional Class	(151,833)	(229,142)
Net increase (decrease) in shares outstanding	43,459	(140,949)

*Net of redemption fees of (Retail Class):	$––	$––
**Net of redemption fees of (Institutional Class):	$––	$––

See Notes to the Financial Statements.	The Leuthold Funds - 2018 Semi-Annual Report	17

Grizzly Short Fund

Statements of Changes in Net Assets

	Six Months Ended March 31, 2018	Year Ended September 30, 2017
	(Unaudited)
OPERATIONS:
Net investment loss	$(866,373)	$(3,377,479)
Net realized loss on securities sold short and foreign currency and foreign currency translation	(17,510,631)	(28,568,686)
Net unrealized appreciation on securities sold short and foreign currency and foreign currency translation	1,827,244	4,861,667
Net decrease in net assets from operations	(16,549,760)	(27,084,498)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	—
From net realized gain	—	—
Total distributions	—	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	113,596,073	224,754,923
Cost of shares redeemed	(92,130,749)	(170,183,996)
Net increase in net assets from capital share transactions	21,465,324	54,570,927

TOTAL INCREASE IN NET ASSETS:	4,915,564	27,486,429
NET ASSETS
Beginning of period	205,698,273	178,211,844
End of period (including accumulated net investment loss of $(3,031,059) and $(2,164,686), respectively)	$210,613,837	$205,698,273

CHANGES IN SHARES OUTSTANDING:
Shares sold	22,209,094	37,475,246
Shares redeemed	(18,217,806)	(28,097,409)
Net increase in shares outstanding	3,991,288	9,377,837

18	The Leuthold Funds - 2018 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund - Retail - LCORX

Financial Highlights (Consolidated)

	Six Months Ended March 31, 2018 (Consolidated)		Year Ended September 30, 2017 (Consolidated)	Year Ended September 30, 2016 (Consolidated)	Year Ended September 30, 2015 (Consolidated)	Year Ended September 30, 2014 (Consolidated)	Year Ended September 30, 2013 (Consolidated)
	(Unaudited)
Per Share Data(1):
Net asset value, beginning of period	$20.54		$18.06	$18.44	$18.85	$18.29	$16.78
Income (loss) from investment operations:
Net investment income (loss)(2)	0.02		0.04	(0.01)	(0.01)	0.01	0.09
Net realized and unrealized gain on investments and securities sold short	0.81		2.53	0.32	0.76	2.02	1.78
Total from investment operations	0.83		2.57	0.31	0.75	2.03	1.87

Less distributions:
From net investment income	(0.02)		(0.01)	––	(0.03)	(0.21)	(0.23)
From net realized gain	(0.65)		(0.08)	(0.69)	(1.13)	(1.26)	(0.13)
Redemption fees(3)	0.00		0.00	0.00	0.00	0.00	0.00
Total distributions	(0.67)		(0.09)	(0.69)	(1.16)	(1.47)	(0.36)
Net asset value, end of period	$20.70		$20.54	$18.06	$18.44	$18.85	$18.29

Total Return	4.09%		14.31%	1.76%	4.03%	11.49%	11.29%

Supplemental data and ratios:
Net assets, end of period	$456,020,924		$464,660,913	$524,731,192	$564,608,599	$569,237,299	$409,043,691
Ratio of expenses to average net assets(4)	1.33	%(7)	1.21%	1.29%	1.30%	1.28%	1.28%
Ratio of net investment income (loss) to average net assets(5)	0.18	%(7)	0.20%	(0.08)%	(0.05)%	0.04%	0.49%
Portfolio turnover rate(6)	38.46%		52.36%	109.32%	78.96%	80.65%	105.28%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income (loss) per share is calculated based on average shares outstanding.
(3)	Amount represents less than $0.005 per share.
(4)
The ratio of expenses to average net assets includes dividends and interest on securities sold short. The expense ratios excluding dividends and interest on securities sold short were 1.18% for the period ended March 31, 2018, 1.19% for the year ended September 30, 2017, 1.17% for the year ended September 30, 2016, 1.16% for the year ended September 30, 2015, 1.15% for the year ended September 30, 2014, and 1.16% for the year ended September 30, 2013.

(5)	The net investment income ratios include dividends and interest on securities sold short.
(6)	The portfolio turnover rate excludes purchases and sales of securities sold short.
(7)	Annualized.

See Notes to the Financial Statements.	The Leuthold Funds - 2018 Semi-Annual Report	19

Leuthold Core Investment Fund - Institutional - LCRIX

Financial Highlights (Consolidated)

	Six Months Ended March 31, 2018 (Consolidated)		Year Ended September 30, 2017 (Consolidated)	Year Ended September 30, 2016 (Consolidated)	Year Ended September 30, 2015 (Consolidated)	Year Ended September 30, 2014 (Consolidated)	Year Ended September 30, 2013 (Consolidated)
	(Unaudited)
Per Share Data(1):
Net asset value, beginning of period	$20.56		$18.08	$18.43	$18.85	$18.28	$16.77
Income from investment operations:
Net investment income(2)	0.03		0.06	0.01	0.01	0.03	0.11
Net realized and unrealized gain on investments and securities sold short	0.81		2.53	0.33	0.74	2.03	1.78
Total from investment operations	0.84		2.59	0.34	0.75	2.06	1.89

Less distributions:
From net investment income	(0.02)		(0.03)	––	(0.04)	(0.23)	(0.25)
From net realized gain	(0.65)		(0.08)	(0.69)	(1.13)	(1.26)	(0.13)
Redemption fees	0.00	(3)	0.00 (3)	0.00 (3)	0.00 (3)	––	––
Total distributions	(0.67)		(0.11)	(0.69)	(1.17)	(1.49)	(0.38)
Net asset value, end of period	$20.73		$20.56	$18.08	$18.43	$18.85	$18.28

Total Return	4.15%		14.43%	1.93%	4.03%	11.66%	11.42%

Supplemental data and ratios:
Net assets, end of period	$408,084,238		$385,390,357	$378,962,827	$293,666,347	$276,568,913	$196,501,094
Ratio of expenses to average net assets(4)	1.22	%(7)	1.10%	1.17%	1.20%	1.18%	1.17%
Ratio of net investment income to average net assets(5)	0.28	%(7)	0.30%	0.04%	0.05%	0.14%	0.60%
Portfolio turnover rate(6)	38.46%		52.36%	109.32%	78.96%	80.65%	105.28%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income per share is calculated based on average shares outstanding.
(3)	Amount represents less than $0.005 per share.
(4)
The ratio of expenses to average net assets includes dividends and interest on securities sold short. The expense ratios excluding dividends and interest on securities sold short were 1.08% for the period ended March 31, 2018, 1.08% for the year ended September 30, 2017, 1.05% for the year ended September 30, 2016, 1.06% for the year ended September 30, 2015, 1.06% for the year ended September 30, 2014, and 1.06% for the year ended September 30, 2013.

(5)	The net investment income ratios include dividends and interest on securities sold short.
(6)	The portfolio turnover rate excludes purchases and sales of securities sold short.
(7)	Annualized.

20	The Leuthold Funds - 2018 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund - Retail - GLBLX

Financial Highlights (Consolidated)

	Six Months Ended March 31, 2018 (Consolidated)		Year Ended September 30, 2017 (Consolidated)	Year Ended September 30, 2016 (Consolidated)	Year Ended September 30, 2015 (Consolidated)	Year Ended September 30, 2014 (Consolidated)	Year Ended September 30, 2013 (Consolidated)
	(Unaudited)
Per Share Data(1):
Net asset value, beginning of period	$10.05		$9.86	$10.03	$11.29	$11.65	$10.24
Income (loss) from investment operations:
Net investment income (loss)(2)	0.01		0.04	(0.01)	(0.03)	0.03	0.07
Net realized and unrealized gain (loss) on investments and securities sold short	0.32		1.02	0.21	(0.11)	0.83	1.44
Total from investment operations	0.33		1.06	0.20	(0.14)	0.86	1.51

Less distributions:
From net investment income	(0.01)		––	––	(0.03)	(0.08)	(0.08)
From net realized gain	(0.88)		(0.87)	(0.37)	(1.09)	(1.14)	(0.02)
Redemption fees(3)	0.00		0.00	0.00	0.00	0.00	0.00
Total distributions	(0.89)		(0.87)	(0.37)	(1.12)	(1.22)	(0.10)
Net asset value, end of period	$9.49		$10.05	$9.86	$10.03	$11.29	$11.65

Total Return	3.34%		12.02%	1.89%	(1.41)%	7.68%	14.78%

Supplemental data and ratios:
Net assets, end of period	$22,156,331		$24,040,140	$78,743,516	$95,026,857	$130,838,148	$126,418,514
Ratio of expenses to average net assets(4)	1.54	%(7)	1.56%	1.82%	1.71%	1.65%	1.63%
Ratio of net investment income (loss) to average net assets(5)	0.22	%(7)	0.38%	(0.15)%	(0.29)%	0.25%	0.61%
Portfolio turnover rate(6)	28.17%		63.13%	102.93%	78.37%	71.63%	101.03%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income (loss) per share is calculated based on average shares outstanding.
(3)	Amount represents less than $0.005 per share.
(4)
The ratio of expenses to average net assets includes dividends and interest on securities sold short. The expense ratios excluding dividends and interest on securities sold short were 1.42% for the period ended March 31, 2018, 1.56% for the year ended September 30, 2017, 1.61% for the year ended September 30, 2016, 1.54% for the year ended September 30, 2015, 1.53% for the year ended September 30, 2014, and 1.51% for the year ended September 30, 2013.

(5)	The net investment income ratios include dividends and interest on securities sold short.
(6)	The portfolio turnover rate excludes purchases and sales of securities sold short.
(7)	Annualized.

See Notes to the Financial Statements.	The Leuthold Funds - 2018 Semi-Annual Report	21

Leuthold Global Fund - Institutional - GLBIX

Financial Highlights (Consolidated)

	Six Months Ended March 31, 2018 (Consolidated)		Year Ended September 30, 2017 (Consolidated)	Year Ended September 30, 2016 (Consolidated)	Year Ended September 30, 2015 (Consolidated)	Year Ended September 30, 2014 (Consolidated)	Year Ended September 30, 2013 (Consolidated)
	(Unaudited)
Per Share Data(1):
Net asset value, beginning of period	$10.16		$9.95	$10.10	$11.34	$11.69	$10.27
Income (loss) from investment operations:
Net investment income (loss)(2)	0.02		0.06	0.01	(0.01)	0.05	0.09
Net realized and unrealized gain (loss) on investments and securities sold short	0.31		1.03	0.21	(0.11)	0.84	1.45
Total from investment operations	0.33		1.09	0.22	(0.12)	0.89	1.54

Less distributions:
From net investment income	(0.01)		(0.01)	––	(0.03)	(0.10)	(0.10)
From net realized gain	(0.88)		(0.87)	(0.37)	(1.09)	(1.14)	(0.02)
Redemption fees	0.00	(3)	0.00 (3)	0.00 (3)	0.00 (3)	––	0.00 (3)
Total distributions	(0.89)		(0.88)	(0.37)	(1.12)	(1.24)	(0.12)
Net asset value, end of period	$9.60		$10.16	$9.95	$10.10	$11.34	$11.69

Total Return	3.36%		12.28%	2.18%	(1.30)%	7.95%	15.08%

Supplemental data and ratios:
Net assets, end of period	$76,399,504		$78,614,144	$103,921,200	$218,497,272	$231,615,536	$239,275,879
Ratio of expenses to average net assets(4)	1.41	%(7)	1.36%	1.57%	1.50%	1.44%	1.44%
Ratio of net investment income (loss) to average net assets(5)	0.36	%(7)	0.58%	0.10%	(0.09)%	0.45%	0.80%
Portfolio turnover rate(6)	28.17%		63.13%	102.93%	78.37%	71.63%	101.03%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income (loss) per share is calculated based on average shares outstanding.
(3)	Amount represents less than $0.005 per share.
(4)
The ratio of expenses to average net assets includes dividends and interest on securities sold short. The expense ratios excluding dividends and interest on securities sold short were 1.29% for the period ended March 31, 2018, 1.36% for the year ended September 30, 2017, 1.36% for the year ended September 30, 2016, 1.33% for the year ended September 30, 2015, 1.33% for the year ended September 30, 2014, and 1.32% for the year ended September 30, 2013.

(5)	The net investment income ratios include dividends and interest on securities sold short.
(6)	The portfolio turnover rate excludes purchases and sales of securities sold short.
(7)	Annualized.

22	The Leuthold Funds - 2018 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Select Industries Fund - LSLTX

Financial Highlights

	Six Months Ended March 31, 2018		Year Ended September 30, 2017		Year Ended September 30, 2016		Year Ended September 30, 2015		Year Ended September 30, 2014		Year Ended September 30, 2013
	(Unaudited)
Per Share Data(1):
Net asset value, beginning of period	$26.32		$21.41		$21.27		$20.02		$16.82		$13.26
Income (loss) from investment operations:
Net investment income (loss)	0.00	(2)(4)	(0.02	)(2)	0.00	(2)(4)	(0.03	)(2)	(0.07	)(2)	0.03 (3)
Net realized and unrealized gain on investments	1.38		4.93		0.45		1.28		3.27		3.58
Total from investment operations	1.38		4.91		0.45		1.25		3.20		3.61

Less distributions:
From net investment income	—		—		(0.03)		—		—		(0.05)
From net realized gain	(1.27)		—		(0.28)		—		—		—
Total distributions	(1.27)		—		(0.31)		—		—		(0.05)
Net asset value, end of period	$26.43		$26.32		$21.41		$21.27		$20.02		$16.82

Total Return	5.35%		22.93%		2.09%		6.24%		19.02%		27.26%

Supplemental data and ratios:
Net assets, end of period	$19,832,258		$15,045,866		$12,630,891		$12,624,145		$14,977,451		$9,805,531
Ratio of expenses to average net assets:
Before expense reimbursement or recovery	1.60	%(5)	1.80%		1.72%		1.73%		1.68%		1.80%
After expense reimbursement or recovery	1.50	%(5)	1.50%		1.50%		1.50%		1.58%		1.60%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement or recovery	(0.12	)%(5)	(0.39)%		(0.20)%		(0.35)%		(0.44)%		0.00%
After expense reimbursement or recovery	(0.01	)%(5)	(0.09)%		0.02%		(0.12)%		(0.34)%		0.20%
Portfolio turnover rate	51.38%		62.72%		118.26%		77.42%		66.79%		136.34%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income (loss) per share is calculated based on average shares outstanding.
(3)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)	Amount represents less than $0.005 per share.
(5)	Annualized.

See Notes to the Financial Statements.	The Leuthold Funds - 2018 Semi-Annual Report	23

Leuthold Global Industries Fund - Retail - LGINX

Financial Highlights

	Six Months Ended March 31, 2018		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
	(Unaudited)

Per Share Data(1):
Net asset value, beginning of period	$18.13		$15.64	$15.76	$16.54	$14.89	$11.44
Income (loss) from investment operations:
Net investment income(2)	0.03		0.12	0.12	0.04	0.08	0.10
Net realized and unrealized gain (loss) on investments	0.75		3.01	0.41	(0.46)	1.68	3.43
Total from investment operations	0.78		3.13	0.53	(0.42)	1.76	3.53

Less distributions:
From net investment income	(0.17)		(0.07)	(0.07)	(0.05)	(0.11)	(0.08)
From net realized gain	(1.27)		(0.57)	(0.58)	(0.31)	—	—
Redemption fees	—		—	—	0.00 (3)	0.00 (3)	0.00 (3)
Total distributions	(1.44)		(0.64)	(0.65)	(0.36)	(0.11)	(0.08)
Net asset value, end of period	$17.47		$18.13	$15.64	$15.76	$16.54	$14.89

Total Return	4.36%		20.90%	3.24%	(2.61)%	11.78%	30.98%

Supplemental data and ratios:
Net assets, end of period	$2,115,852		$1,952,884	$1,833,241	$5,015,722	$11,351,746	$4,797,409
Ratio of expenses to average net assets:
Before expense reimbursement or recovery	2.56	%(4)	2.66%	2.35%	2.04%	2.06%	2.70%
After expense reimbursement or recovery	1.50	%(4)	1.50%	1.50%	1.50%	1.72%	1.96%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement or recovery	(0.70	)%(4)	(0.43)%	(0.10)%	(0.29)%	0.18%	0.01%
After expense reimbursement or recovery	0.36	%(4)	0.73%	0.75%	0.24%	0.52%	0.75%
Portfolio turnover rate	40.14%		87.41%	110.53%	95.84%	107.17%	142.87%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income per share is calculated based on average shares outstanding.
(3)	Amount represents less than $0.005 per share.
(4)	Annualized.

24	The Leuthold Funds - 2018 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Industries Fund - Institutional - LGIIX

Financial Highlights

	Six Months Ended March 31, 2018		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
	(Unaudited)
Per Share Data(1):
Net asset value, beginning of period	$18.22		$15.70	$15.82	$16.63	$14.95	$11.48
Income (loss) from investment operations:
Net investment income (2)	0.06		0.16	0.15	0.08	0.13	0.13
Net realized and unrealized gain (loss) on investments	0.74		3.03	0.43	(0.48)	1.69	3.45
Total from investment operations	0.80		3.19	0.58	(0.40)	1.82	3.58

Less distributions:
From net investment income	(0.18)		(0.10)	(0.12)	(0.10)	(0.14)	(0.11)
From net realized gain	(1.27)		(0.57)	(0.58)	(0.31)	—	—
Redemption fees	—		—	—	0.00 (3)	—	0.00 (3)
Total distributions	(1.45)		(0.67)	(0.70)	(0.41)	(0.14)	(0.11)
Net asset value, end of period	$17.57		$18.22	$15.70	$15.82	$16.63	$14.95

Total Return	4.44%		21.25%	3.47%	(2.44)%	12.16%	31.17%

Supplemental data and ratios:
Net assets, end of period	$9,189,351		$8,980,549	$9,802,258	$14,272,916	$16,853,310	$9,705,739
Ratio of expenses to average net assets:
Before expense reimbursement or recovery	2.31	%(4)	2.41%	2.10%	1.79%	1.81%	2.45%
After expense reimbursement or recovery	1.25	%(4)	1.25%	1.25%	1.25%	1.47%	1.71%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement or recovery	(0.45	)%(4)	(0.18)%	0.15%	(0.05)%	0.43%	0.26%
After expense reimbursement or recovery	0.61	%(4)	0.98%	1.00%	0.49%	0.77%	1.00%
Portfolio turnover rate	40.14%		87.41%	110.53%	95.84%	107.17%	142.87%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income per share is calculated based on average shares outstanding.
(3)	Amount represents less than $0.005 per share.
(4)	Annualized.

See Notes to the Financial Statements.	The Leuthold Funds - 2018 Semi-Annual Report	25

Grizzly Short Fund - GRZZX

Financial Highlights

	Six Months Ended March 31, 2018		Year Ended September 30, 2017		Year Ended September 30, 2016		Year Ended September 30, 2015		Year Ended September 30, 2014		Year Ended September 30, 2013
	(Unaudited)
Per Share Data(1):
Net asset value, beginning of period	$5.37		$6.17		$7.99		$7.37		$8.58		$11.06
Income (loss) from investment operations:
Net investment loss	(0.02	)(2)	(0.10	)(2)	(0.18	)(2)	(0.20	)(2)	(0.26	)(3)	(0.34	)(2)
Net realized and unrealized gain (loss) on investments and securities sold short	(0.37)		(0.70)		(1.64)		0.82		(0.95)		(2.14)
Total from investment operations	(0.39)		(0.80)		(1.82)		0.62		(1.21)		(2.48)

Less distributions:
From net investment income	—		—		—		—		—		—
From net realized gain	—		—		—		—		—		—
Total distributions	—		—		—		—		—		—
Net asset value, end of period	$4.98		$5.37		$6.17		$7.99		$7.37		$8.58

Total Return	(7.26)%		(12.97)%		(22.78)%		8.41%		(14.20)%		(22.33)%

Supplemental data and ratios:
Net assets, end of period	$210,613,837		$205,698,043		$178,211,844		$265,843,184		$72,182,207		$94,914,802
Ratio of expenses to average net assets(4)	2.62	%(7)	2.63%		2.65%		2.81%		3.35%		3.43%
Ratio of net investment loss to average net assets(5)	(0.85	)%(7)	(1.78)%		(2.50)%		(2.81)%		(3.35)%		(3.42)%
Portfolio turnover rate(6)	0.00%		0.00%		0.00%		0.00%		0.00%		0.00%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment loss per share is calculated based on average shares outstanding.
(3)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)
The ratio of expenses to average net assets includes dividends and interest on securites sold short. The expense ratios excluding dividends and interest on securities sold short were 1.51% for the period ended March 31, 2018, 1.54% for the year ended September 30, 2017, 1.52% for the year ended September 30, 2016, 1.55% for the year ended September 30, 2015, 1.57% for the year ended September 30, 2014, and 1.54% for the year ended September 30, 2013.

(5)	The net investment income ratios include dividends and interest on securities sold short.
(6)	The portfolio turnover rate excludes purchases and sales of securities sold short.
(7)	Annualized.

26	The Leuthold Funds - 2018 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund

Consolidated Schedule of Investments
March 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 56.55%

Air Freight & Logistics - 0.01%
Hyundai Glovis Co., Ltd. (b)	701	$120,137

Airlines - 0.03%
Air China, Ltd. (b)	64,000	82,652
China Southern Airlines Co., Ltd. - ADR	2,527	132,996
		215,648
Auto Components - 2.55%
American Axle & Manufacturing Holdings, Inc. (a)(h)	108,386	1,649,635
BorgWarner, Inc.	79,334	3,984,947
Cooper Tire & Rubber Co. (h)	50,841	1,489,641
Cooper-Standard Holding, Inc. (a)	17,319	2,126,946
Gentex Corp. (h)	103,358	2,379,301
Lear Corp.	22,906	4,262,578
Magna International, Inc. (b)	67,043	3,777,873
Minth Group, Ltd. (b)	48,000	220,229
Tenneco, Inc.	31,845	1,747,335
Tianneng Power International, Ltd. (b)	94,000	111,989
Tong Yang Industry Co., Ltd. (b)	65,000	117,530
Xinyi Glass Holdings, Ltd. (b)	110,000	167,437
		22,035,441
Automobiles - 2.22%
BAIC Motor Corp., Ltd. (b)	87,500	108,249
Fiat Chrysler Automobiles NV (b)	203,922	4,184,479
Ford Motor Co. (h)	301,693	3,342,759
Geely Automobile Holdings, Ltd. (b)	51,000	149,442
General Motors Co.	91,067	3,309,375
Honda Motor Co., Ltd. - ADR (h)	119,560	4,152,319
Tofas Turk Otomobil Fabrikasi AS (b)	14,085	94,931
Toyota Motor Corp. - ADR	29,611	3,860,386
		19,201,940
Banks - 1.50%
Agricultural Bank of China, Ltd. (b)	166,000	95,325
Akbank Turk AS (b)	38,000	92,398
Alpha Bank AE (a)(b)	54,547	116,500
Banco del Bajio SA (a)(b)	64,800	138,974
Banco Macro SA - ADR	14,526	1,568,372
Bank of China, Ltd. (b)	1,013,000	553,361
Bank Tabungan Negara Persero Tbk PT (b)	938,900	259,984
BIMB Holdings Bhd (b)	136,100	137,118
China Construction Bank Corp. (b)	92,000	96,094
China Merchants Bank Co., Ltd. (b)	41,500	172,261
Chong Hing Bank, Ltd. (b)	46,000	92,029
Chongqing Rural Commercial Bank Co., Ltd. (b)	204,000	157,695
Credicorp, Ltd. (b)	11,733	2,663,860
CTBC Financial Holding Co., Ltd. (b)	121,000	87,433
Dah Sing Financial Holdings, Ltd. (b)	6,200	39,427
Grupo Financiero Galicia SA - ADR (h)	37,432	2,461,528
Hana Financial Group, Inc. (b)	8,403	362,145
Huishang Bank Corp, Ltd. (b)	158,000	77,968
KB Financial Group, Inc. - ADR	55,416	3,210,803
Kiatnakin Bank PCL - NVDR	36,900	85,141
Kwangju Bank Co., Ltd. (b)	12,347	126,836
OTP Bank PLC (b)	1,993	89,549
Taiwan Business Bank (b)	397,834	119,131
Turkiye Is Bankasi AS - Class C (b)	53,168	96,568
Turkiye Sinai Kalkinma Bankasi AS (b)	194,255	75,105
		12,975,605

See Notes to the Financial Statements.	The Leuthold Funds - 2018 Semi-Annual Report 27

Leuthold Core Investment Fund

Consolidated Schedule of Investments (continued)
March 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 56.55% (continued)

Beverages - 0.03%
Arca Continental SAB de CV (b)	20,000	$138,306
Fomento Economico Mexicano SAB de CV - ADR	1,231	112,550
		250,856
Capital Markets - 3.15%
Affiliated Managers Group, Inc.	15,240	2,889,199
Ameriprise Financial, Inc.	21,789	3,223,465
Bank of New York Mellon Corp.	53,634	2,763,760
Evercore, Inc. - Class A	35,756	3,117,923
Federated Investors, Inc. - Class B	64,808	2,164,587
Franklin Resources, Inc. (h)	62,015	2,150,680
Invesco, Ltd.	72,630	2,324,886
Morgan Stanley	36,874	1,989,721
State Street Corp.	30,728	3,064,504
T. Rowe Price Group, Inc. (h)	32,963	3,559,015
		27,247,740
Chemicals - 0.15%
AECI, Ltd. (b)	11,363	110,859
China Lumena New Materials Corp. (a)(b)(d)(e)	838,000	6,407
ENF Technology Co., Ltd. (b)	8,703	153,503
Fufeng Group, Ltd. (b)	160,000	95,504
Grand Pacific Petrochemical (b)	183,000	193,374
Hanwha Chemical Corp. (b)	5,545	155,161
Huchems Fine Chemical Corp. (b)	3,989	92,013
Korea Petrochemical Industry Co., Ltd. (b)	483	133,657
PTT Global Chemical PCL - NVDR	37,000	112,470
Scientex BHD (b)	65,500	141,626
SKC Co., Ltd. (b)	2,439	88,166
		1,282,740
Communications Equipment - 0.02%
Huneed Technologies (a)(b)	5,579	56,200
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. (b)	18,000	84,526
		140,726
Construction Materials - 0.02%
China Resources Cement Holdings, Ltd. (b)	174,000	152,207

Consumer Finance - 0.84%
Ally Financial, Inc.	128,163	3,479,625
Navient Corp. (h)	139,673	1,832,510
World Acceptance Corp. (a)(h)	18,437	1,941,416
		7,253,551
Diversified Consumer Services - 0.01%
Kroton Educacional SA (b)	23,800	98,402

Diversified Financial Services - 0.02%
Fubon Financial Holding Co., Ltd. (b)	90,000	155,925

Diversified Telecommunication Services - 0.03%
China Communications Services Corp., Ltd. (b)	216,000	129,969
China Telecom Corp., Ltd. - ADR	1,662	73,926
CITIC Telecom International Holdings, Ltd. (b)	243,000	70,569
		274,464
Electric Utilities - 0.01%
Tenaga Nasional Bhd (b)	22,100	92,480

28 The Leuthold Funds - 2018 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund

Consolidated Schedule of Investments (continued)
March 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 56.55% (continued)

Electronic Equipment, Instruments & Components - 2.28%
Benchmark Electronics, Inc. (h)	65,926	$1,967,891
Chin-Poon Industrial Co., Ltd. (b)	87,000	156,970
E Ink Holdings, Inc. (b)	69,000	115,534
Elite Material Co., Ltd. (b)	32,000	106,192
Flex, Ltd. (a)	303,369	4,954,016
FLEXium Interconnect, Inc. (b)	19,873	69,076
Hana Microelectronics PCL - NVDR	72,000	74,940
Hon Hai Precision Industry Co., Ltd. (b)	32,300	100,743
Jabil, Inc. (h)	208,392	5,987,102
Jarllytec Co., Ltd. (b)	34,000	62,693
Kingboard Chemical Holdings, Ltd. (b)	24,000	110,957
Methode Electronics, Inc. (h)	50,282	1,966,026
Plexus Corp. (a)	32,404	1,935,491
Sanmina Corp. (a)	78,217	2,045,375
Sinbon Electronics Co., Ltd. (b)	29,000	76,608
		19,729,614
Food & Staples Retailing - 0.44%
Performance Food Group Co. (a)	62,307	1,859,864
United Natural Foods, Inc. (a)(h)	44,530	1,912,118
		3,771,982
Food Products - 0.06%
Bumitama Agri, Ltd. (b)	175,800	95,241
CJ CheilJedang Corp. (b)	189	56,967
Industrias Bachoco Sab de CV (b)	14,700	76,710
Sao Martinho SA (b)	19,400	101,893
Uni-President Enterprises Corp. (b)	40,560	95,784
WH Group, Ltd. (b)	102,000	109,292
		535,887
Health Care Equipment & Supplies - 0.01%
Vieworks Co., Ltd. (b)	3,480	129,539

Health Care Providers & Services - 7.95%
Aetna, Inc.	35,756	6,042,764
AMN Healthcare Services, Inc. (a)(h)	43,872	2,489,736
Anthem, Inc. (h)	31,845	6,996,346
Centene Corp. (a)	64,250	6,866,398
Cigna Corp.	26,258	4,404,517
DaVita, Inc. (a)	66,141	4,361,338
Express Scripts Holding Co. (a)	76,960	5,316,397
Humana, Inc.	21,230	5,707,261
Laboratory Corp of America Holdings (a)	27,825	4,500,694
McKesson Corp.	23,377	3,293,118
MEDNAX, Inc. (a)	65,283	3,631,693
Premier, Inc. - Class A (a)(h)	74,117	2,320,603
Qualicorp SA (b)	17,000	115,240
Quest Diagnostics, Inc.	46,107	4,624,532
UnitedHealth Group, Inc.	37,432	8,010,448
		68,681,085
Hotels, Restaurants & Leisure - 2.75%
Carnival Corp.	85,480	5,605,779
ILG, Inc. (h)	104,475	3,250,217
Marriott Vacations Worldwide Corp. (h)	20,672	2,753,510
Miramar Hotel & Investment (b)	46,000	91,113
Norwegian Cruise Line Holdings, Ltd. (a)	47,489	2,515,492
Royal Caribbean Cruises, Ltd.	40,226	4,736,209
Wyndham Worldwide Corp.	41,902	4,794,846
		23,747,166

See Notes to the Financial Statements.	The Leuthold Funds - 2018 Semi-Annual Report 29

Leuthold Core Investment Fund

Consolidated Schedule of Investments (continued)
March 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 56.55% (continued)

Household Durables - 3.42%
Amica SA (b)	2,066	$77,173
Arcelik AS (b)	15,390	69,971
D.R. Horton, Inc.	155,316	6,809,053
Haier Electronics Group Co., Ltd. (b)	36,000	129,066
Lennar Corp. - Class A	71,200	4,196,528
Lentex SA (b)	34,911	75,242
M/I Homes, Inc. (a)(h)	58,104	1,850,612
MDC Holdings, Inc.	65,926	1,840,654
Meritage Homes Corp. (a)	50,841	2,300,555
PulteGroup, Inc.	181,016	5,338,162
Taiwan Sakura Corp. (b)	76,000	99,841
Taylor Morrison Home Corp.- Class A (a)	87,156	2,028,992
Toll Brothers, Inc.	109,504	4,736,048
		29,551,897
Independent Power & Renewable Electricity Producers - 0.01%
SPCG PCL - NVDR	123,600	86,757

Industrial Conglomerates - 0.02%
Turkiye Sise ve Cam Fabrikalari AS (b)	101,890	134,061

Insurance - 3.31%
Aflac, Inc.	84,922	3,716,187
Cathay Financial Holding Co., Ltd. (b)	104,000	186,489
China Life Insurance Co., Ltd. (b)	41,920	43,727
China Taiping Insurance Holdings Co., Ltd. (b)	25,600	85,996
CNO Financial Group, Inc.	98,888	2,142,903
Dhipaya Insurance PCL - NVDR	228,000	180,836
Hanwha General Insurance Co., Ltd. (b)	14,355	113,634
Hanwha Life Insurance Co., Ltd. (b)	17,977	105,998
Korean Reinsurance Co. (b)	5,910	63,329
Lincoln National Corp.	43,578	3,183,809
Manulife Financial Corp. (b)	156,434	2,906,544
Meritz Fire & Marine Insurance Co., Ltd. (b)	6,474	128,970
MetLife, Inc. (h)	51,400	2,358,746
PICC Property & Casualty Co., Ltd. (b)	214,000	378,144
Ping An Insurance Group Co. of China, Ltd. (b)	32,500	335,097
Principal Financial Group, Inc.	49,724	3,028,689
Prudential Financial, Inc.	37,432	3,876,084
Qualitas Controladora SAB de CV (b)	110,200	306,111
Sanlam, Ltd. (b)	14,277	103,140
Shinkong Insurance Co., Ltd. (b)	90,000	94,618
Sun Life Financial, Inc. (b)	50,282	2,067,596
Unum Group	65,926	3,138,737
Wiz Solucoes e Corretagem de Seguros SA (b)	19,700	66,592
		28,611,976
Internet Software & Services - 0.35%
Alibaba Group Holding, Ltd. - ADR (a)(h)	6,560	1,204,023
NetEase, Inc. - ADR	616	172,720
Tencent Holdings, Ltd. (b)	30,200	1,621,123
		2,997,866
IT Services - 5.53%
Accenture PLC - Class A (b)	37,432	5,745,812
Amdocs, Ltd.	32,404	2,161,995
CACI International, Inc. - Class A (a)	13,967	2,113,905
CGI Group, Inc. - Class A (a)(b)	30,169	1,738,941
Chinasoft International, Ltd. (b)	290,000	262,329

30 The Leuthold Funds - 2018 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund

Consolidated Schedule of Investments (continued)
March 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 56.55% (continued)

IT Services - 5.53% (continued)
Cognizant Technology Solutions Corp. - Class A	31,845	$2,563,522
Convergys Corp.	58,663	1,326,957
Fiserv, Inc. (a)	78,216	5,577,583
International Business Machines Corp.	28,493	4,371,681
MasterCard, Inc. - Class A	43,019	7,535,208
MAXIMUS, Inc.	53,344	3,560,179
Science Applications International Corp.	29,052	2,289,298
Visa, Inc. - Class A (h)	60,897	7,284,499
Western Union Co. (h)	65,926	1,267,757
		47,799,66
Metals & Mining - 0.06%
Ann Joo Resources Bhd (b)	192,800	151,428
Boryszew SA (a)(b)	26,536	71,191
Chung Hung Steel Corp. (a)(b)	150,000	60,183
Eregli Demir ve Celik Fabrikalari TAS (b)	48,472	128,150
Jastrzebska Spolka Weglowa SA (a)(b)	3,071	72,809
		483,761
Multiline Retail - 3.56%
Big Lots, Inc. (h)	87,156	3,793,901
Dillard’s, Inc. - Class A (h)	30,734	2,469,170
Dollar General Corp.	69,836	6,533,158
Dollar Tree, Inc. (a)	62,015	5,885,223
Macy’s, Inc. (h)	102,475	3,047,606
Target Corp.	129,616	8,999,239
		30,728,297
Oil, Gas & Consumable Fuels - 0.14%
Adaro Energy Tbk PT (b)	718,500	111,949
China Shenhua Energy Co., Ltd. (b)	42,500	106,663
Geo Energy Resources, Ltd. (b)	359,300	62,119
Grupa Lotos SA (b)	5,559	85,963
GS Holdings Corp. (b)	1,757	102,169
Hellenic Petroleum SA (b)	8,015	77,544
MOL Hungarian Oil & Gas PLC (b)	8,347	91,072
Motor Oil Hellas Corinth Refineries SA (b)	3,462	78,186
NewOcean Energy Holdings, Ltd. (b)	162,000	36,949
Polski Koncern Naftowy ORLEN SA (b)	5,910	145,465
Polskie Gornictwo Naftowe i Gazownictwo SA (b)	80,160	132,498
SK Innovation Co., Ltd. (b)	598	118,858
Tupras Turkiye Petrol Rafinerileri AS (b)	2,908	81,225
		1,230,660
Paper & Forest Products - 0.98%
Alkim Alkali Kimya AS (b)	14,771	86,667
Boise Cascade Co.	60,816	2,347,498
Fibria Celulose SA - ADR	7,937	154,771
HeveaBoard Bhd (b)	192,400	39,421
Lee & Man Paper Manufacturing, Ltd. (b)	155,000	165,506
Louisiana-Pacific Corp.	190,091	5,468,918
Nine Dragons Paper Holdings, Ltd. (b)	80,000	121,248
Sappi, Ltd. (b)	9,741	62,937
		8,446,966

See Notes to the Financial Statements.	The Leuthold Funds - 2018 Semi-Annual Report	31

Leuthold Core Investment Fund

Consolidated Schedule of Investments (continued)
March 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 56.55% (continued)

Pharmaceuticals - 0.14%
Aspen Pharmacare Holdings, Ltd. (b)	5,296	$116,203
CSPC Pharmaceutical Group, Ltd. (b)	78,000	210,250
China Traditional Chinese Medicine Co., Ltd. (b)	176,000	130,622
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. (b)	48,000	148,907
Richter Gedeon PLC (b)	4,023	84,071
Samjin Pharmaceutical Co., Ltd. (b)	2,482	101,530
Sino Biopharmaceutical, Ltd. (b)	120,000	238,487
SSY Group, Ltd. (b)	208,000	183,826
		1,213,896
Professional Services - 2.70%
Insperity, Inc.	42,461	2,953,162
Korn/Ferry International	55,310	2,853,443
ManpowerGroup, Inc.	38,550	4,437,105
On Assignment, Inc. (a)(h)	56,987	4,666,096
Robert Half International, Inc.	64,250	3,719,432
TriNet Group, Inc. (a)(h)	54,193	2,510,220
TrueBlue, Inc. (a)	84,362	2,184,976
		23,324,434
Real Estate Management & Development - 0.09%
China Resources Land, Ltd. (b)	32,000	117,589
K Wah International Holdings, Ltd. (b)	136,000	90,969
Kerry Properties, Ltd. (b)	24,500	110,789
Logan Property Holdings Co., Ltd. (b)	74,000	113,908
Sena Development PCL - NVDR	689,300	92,840
UOA Development Bhd (b)	219,200	137,142
Yanlord Land Group, Ltd. (b)	105,100	136,074
		799,311
Semiconductors & Semiconductor Equipment - 7.41%
Applied Materials, Inc.	188,279	10,470,195
APS Holdings Corp. (a)(b)	4,179	29,151
Chen Full International Co., Ltd. (b)	38,000	58,843
Cirrus Logic, Inc. (a)	25,141	1,021,479
Hua Hong Semiconductor, Ltd. (b)	90,000	180,243
Intel Corp. (h)	58,104	3,026,056
King Yuan Electronics Co., Ltd. (b)	159,000	166,896
KLA-Tencor Corp.	27,935	3,045,194
Kulicke & Soffa Industries, Inc. (a)(b)	75,982	1,900,310
Lam Research Corp.	63,132	12,825,897
Lite-On Semiconductor Corp. (b)	88,000	128,823
Micron Technology, Inc. (a)	75,982	3,961,701
MKS Instruments, Inc.	51,958	6,008,943
On-Bright Electronics, Inc. (b)	10,000	110,088
PSK, Inc. (b)	4,941	118,804
Samsung Electronics Co., Ltd. (b)	482	1,126,182
Silicon Works Co., Ltd. (b)	2,203	79,285
SK Hynix, Inc. (b)	3,397	260,251
SolarEdge Technologies, Inc. (a)(b)	105,593	5,554,192
Taiwan Semiconductor Co., Ltd. (b)	38,000	102,594
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	72,396	3,168,049
Tera Semicon Co., Ltd. (b)	4,683	88,245
Teradyne, Inc.	227,387	10,393,860
Unisem M Bhd (b)	146,800	93,347
Wonik Holdings Co., Ltd. (a)(b)	12,418	87,346
		64,005,974
Software - 1.63%
Activision Blizzard, Inc.	103,953	7,012,669
Electronic Arts, Inc. (a)	58,621	7,107,210
		14,119,879

32	The Leuthold Funds - 2018 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund

Consolidated Schedule of Investments (continued)
March 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 56.55% (continued)

Specialty Retail - 3.00%
Aaron’s, Inc. (h)	88,832	$4,139,571
Bed, Bath & Beyond, Inc. (h)	141,908	2,978,649
FF Group (a)(b)	8,164	159,119
Home Depot, Inc.	18,437	3,286,211
Lowe’s Companies, Inc.	60,897	5,343,712
Michaels Companies, Inc. (a)	113,973	2,246,408
Penske Automotive Group, Inc.	57,545	2,550,970
Shan-Loong Transportation Co., Ltd. (b)	94,000	107,933
Super Group, Ltd. (a)(b)	52,852	161,251
Williams-Sonoma, Inc. (h)	92,184	4,863,628
Zhongsheng Group Holdings, Ltd. (b)	39,000	107,143
		25,944,595
Technology Hardware, Storage & Peripherals - 0.02%
Catcher Technology Co., Ltd. (b)	15,000	188,549

Textiles, Apparel & Luxury Goods - 0.01%
Nameson Holdings, Ltd. (b)	502,000	108,041

Tobacco - 0.01%
Philip Morris CR AS (b)	136	113,047

Transportation Infrastructure - 0.05%
Celebi Hava Servisi AS (b)	16,382	143,549
TAV Havalimanlari Holding AS (b)	20,449	123,189
Wilson Sons, Ltd. - BDR	14,800	172,815
		439,553
Water Utilities - 0.02%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	12,070	127,821
Cia de Saneamento de Minas Gerais-COPASA (b)	5,000	72,862
		200,683
Wireless Telecommunication Services - 0.01%
China Mobile, Ltd. - ADR	2,146	98,180

TOTAL COMMON STOCKS
(Cost $367,160,612)		$488,721,184

PREFERRED STOCKS - 0.91%

Banks - 0.87%
Banco Bradesco SA - ADR	224,035	$2,661,536
Bancolombia SA - ADR	47,489	1,995,488
Itau Unibanco Holding SA - ADR	182,692	2,849,995
		7,507,019
Chemicals - 0.02%
Braskem SA - ADR	7,287	211,250

Textiles, Apparel & Luxury Goods - 0.01%
Alpargatas SA (b)	25,200	127,853

Water Utilities - 0.01%
Cia de Saneamento do Parana (b)	21,200	69,672
TOTAL PREFERRED STOCKS
(Cost $5,860,330)		$7,915,794

INVESTMENT COMPANIES - 8.47%

Exchange Traded Funds - 8.47%
Central and Eastern Europe Fund, Inc.	3,063	$78,351
CurrencyShares Euro Trust (a)(h)	77,677	9,191,519
CurrencyShares Japanese Yen Trust (a)(f)(h)	257,941	23,243,063
Global X MSCI Pakistan ETF	11,030	144,383
iShares Floating Rate Bond ETF (h)	191,359	9,745,914
iShares International Treasury Bond ETF	347,250	17,921,572
iShares MSCI Russia ETF (h)	30,084	1,096,261
iShares MSCI UAE ETF (h)	13,246	221,738

See Notes to the Financial Statements.	The Leuthold Funds - 2018 Semi-Annual Report	33

Leuthold Core Investment Fund

Consolidated Schedule of Investments (continued)
March 31, 2018 (Unaudited)

	Shares	Fair Value
INVESTMENT COMPANIES - 8.47% (continued)

Exchange Traded Funds - 8.47% (continued)
Morgan Stanley China A Share Fund, Inc.	5,183	$129,057
SPDR Bloomberg Barclays International Treasury Bond ETF (h)	370,160	10,923,422
VanEck Vectors Russia ETF	21,463	488,069
TOTAL INVESTMENT COMPANIES
(Cost $68,834,647)		$73,183,349

	Principal Amount	Fair Value
CORPORATE BONDS - 3.45%

Banks - 1.17%
JPMorgan Chase & Co.
1.500%, 01/27/2025	$4,600,000	$5,802,257
Wells Fargo & Co.
1.125%, 10/29/2021	3,430,000	4,327,233
		10,129,490
Biotechnology - 0.37%
AbbVie, Inc.
2.850%, 05/14/2023	3,260,000	3,157,162

Food Products - 0.48%
Kraft Heinz Foods Co.
3.950%, 07/15/2025 (h)	4,150,000	4,131,761

Internet Software & Services - 0.40%
Alibaba Group Holding, Ltd.
2.500%, 11/28/2019 (b)	3,480,000	3,455,992

Software - 0.52%
Oracle Corp.
2.950%, 05/15/2025	4,620,000	4,473,837

Technology Hardware, Storage & Peripherals - 0.51%
Apple, Inc.
1.000%, 11/10/2022	3,500,000	4,447,904
TOTAL CORPORATE BONDS
(Cost $28,760,868)		$29,796,146

UNITED STATES TREASURY OBLIGATIONS - 4.72%

United States Treasury Inflation
Index Bond - 1.51%
0.125%, 07/15/2022	$13,139,113	$13,007,711

United States Treasury Notes - 3.21%
1.500%, 01/31/2019	10,990,000	10,934,191
2.500%, 01/31/2025 (h)	7,080,000	7,000,350
4.375%, 02/15/2038 (h)	8,000,000	9,843,438
		27,777,979

TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $40,961,279)		$40,785,690

FOREIGN GOVERNMENT BONDS - 4.28%
Argentina Republic Government International Bond
6.250%, 04/22/2019 (b)	$4,300,000	$4,418,250
Canadian Government Bond
2.250%, 06/01/2025 (b) CAD	5,400,000	4,243,381
French Republic Government Bond OAT
1.250%, 05/25/2036 (b) EUR	11,140,000	13,772,802
Government of the United Kingdom
2.250%, 09/07/2023 (b) GBP	3,750,000	5,583,468
Indonesia Government International Bond
5.875%, 03/13/2020 (b)(g)	$2,260,000	2,382,411

34	The Leuthold Funds - 2018 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund

Consolidated Schedule of Investments (continued)
March 31, 2018 (Unaudited)

	Principal Amount	Fair Value
FOREIGN GOVERNMENT BONDS - 4.28% (continued)
Korea International Bond
7.125%, 04/16/2019 (b)	$2,250,000	$2,350,350
Poland Government International Bond
6.375%, 07/15/2019 (b)	$2,000,000	2,093,080
Turkey Government International Bond
7.500%, 11/07/2019 (b)	$2,010,000	2,125,872
TOTAL FOREIGN GOVERNMENT BONDS (Cost $36,313,097)		$36,969,614

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 17.72%

Money Market Funds - 17.72%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.508% (c)(i)	153,090,098	$153,090,098

TOTAL SHORT-TERM INVESTMENTS
(Cost $153,090,098)		$153,090,098

INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 11.70%
Mount Vernon Liquid Assets Portfolio, LLC, 1.880% (c)	101,062,262	$101,062,262
TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL
(Cost $101,062,262)		$101,062,262

Total Investments
(Cost $802,043,193) - 107.80%		$931,524,137
Liabilities in Excess of Other Assets - (7.80)%		(67,418,975)
TOTAL NET ASSETS - 100.00%		$864,105,162

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt
BDR Brazillian Depositary Receipt
CAD Canadian Dollar
EUR Euro
GBP British Pound
NVDR Non-Voting Depositary Receipt

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2018.
(d)	Illiquid security. The fair value of these securities total $6,407 which represents an amount that rounds to 0.00% of total net assets.
(e)
This security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc. and is deemed a Level 3 security as it is valued using significant unobservable inputs.

(f)	Affiliated security. At March 31, 2018, the market value of this security totals $23,243,063, which represents 2.69% of total net assets.
(g)
Restricted security as defined in Rule 144 under the Securities Act of 1933.  Resale to the public may require registration or may extend only to qualified institutional buyers.  At March 31, 2018, the market value of these securities total $2,382,411, which represents 0.28% of total net assets.

(h)
This security or a portion of this security was out on loan as of March 31, 2018. Total loaned securities had a value of $99,846,658 or 11.55% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. See Note 7.

(i)	All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See Notes to the Financial Statements.	The Leuthold Funds - 2018 Semi-Annual Report	35

Leuthold Core Investment Fund

Consolidated Schedule of Investments Sold Short - (a)
March 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 7.25%

Aerospace & Defense - 0.11%
Axon Enterprise, Inc.	16,420	$645,470
Mercury Systems, Inc.	6,602	319,009
		964,479
Banks - 0.46%
Community Bank System, Inc.	6,267	335,660
First Republic Bank	10,967	1,015,654
Home BancShares, Inc.	27,922	636,901
M&T Bank Corp.	5,707	1,052,142
Pinnacle Financial Partners, Inc.	10,464	671,789
United Bankshares, Inc.	8,655	305,089
		4,017,235
Beverages - 0.11%
Anheuser-Busch InBev SA/NV - ADR	8,520	936,689

Chemicals - 0.22%
Ashland Global Holdings, Inc.	13,093	913,760
DowDuPont, Inc.	9,127	581,481
GCP Applied Technologies, Inc.	13,317	386,859
		1,882,100
Commercial Services & Supplies - 0.25%
ABM Industries, Inc.	8,113	271,623
Advanced Disposal Services, Inc.	13,653	304,189
Cintas Corp.	5,602	955,589
Clean Harbors, Inc.	6,155	300,426
MSA Safety, Inc.	3,917	326,051
		2,157,878
Communications Equipment - 0.17%
Finisar Corp.	51,367	812,112
Viavi Solutions, Inc.	65,464	636,310
		1,448,422
Construction Materials - 0.07%
Martin Marietta Materials, Inc.	3,104	643,459

Containers & Packaging - 0.22%
Ball Corp.	22,433	890,815
Sealed Air Corp.	22,951	982,073
		1,872,888
Diversified Consumer Services - 0.08%
Sotheby’s	12,637	648,404

Diversified Telecommunication Services - 0.15%
Cogent Communications Holdings, Inc.	6,659	289,001
Zayo Group Holdings, Inc.	30,607	1,045,535
		1,334,536
Electric Utilities - 0.12%
Westar Energy, Inc.	18,828	990,165

Energy Equipment & Services - 0.09%
Patterson-UTI Energy, Inc.	42,414	742,669

Food & Staples Retailing - 0.04%
PriceSmart, Inc.	3,868	323,171

Food Products - 0.33%
Kellogg Co.	14,492	942,125
Kraft Heinz Co.	14,269	888,816
McCormick & Co., Inc.	9,904	1,053,686
		2,884,627
Health Care Equipment & Supplies - 0.36%
DexCom, Inc.	13,770	1,021,183
Edwards Lifesciences Corp.	7,386	1,030,495
Nevro Corp.	8,393	727,422
Wright Medical Group, Inc. (b)	15,667	310,833
		3,089,933

36	The Leuthold Funds - 2018 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund

Consolidated Schedule of Investments Sold Short - (a) (continued)
March 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 7.25% (continued)

Health Care Technology - 0.21%
Teladoc, Inc.	22,162	$893,129
Veeva Systems, Inc. - Class A	12,357	902,308
		1,795,437
Hotels, Restaurants & Leisure - 0.23%
Chipotle Mexican Grill, Inc.	3,189	1,030,398
Starbucks Corp.	16,717	967,747
		1,998,145
Household Durables - 0.09%
iRobot Corp.	12,310	790,179

Insurance - 0.33%
American International Group, Inc.	16,339	889,168
Arch Capital Group, Ltd. (b)	10,464	895,614
RenaissanceRe Holdings, Ltd. (b)	7,610	1,054,061
		2,838,843
Internet & Direct Marketing Retail - 0.57%
Ctrip.com International, Ltd. - ADR	19,416	905,174
Expedia Group, Inc.	7,386	815,489
Netflix, Inc.	3,693	1,090,728
Shutterfly, Inc.	13,709	1,113,856
TripAdvisor, Inc.	25,068	1,025,030
		4,950,277
Internet Software & Services - 0.39%
Cornerstone OnDemand, Inc.	10,799	422,349
LogMeIn, Inc.	8,673	1,002,165
Twilio, Inc. - Class A	25,442	971,375
Wix.com, Ltd. (b)	12,714	1,011,399
		3,407,288
Machinery - 0.15%
John Bean Technologies Corp.	3,245	367,983
Wabtec Corp.	11,415	929,181
		1,297,164
Media - 0.15%
Cable One, Inc.	951	653,442
IMAX Corp. (b)	35,587	683,270
		1,336,712
Metals & Mining - 0.07%
Franco-Nevada Corp. (b)	9,345	639,105

Multi-Utilities - 0.21%
Black Hills Corp.	16,675	905,453
Dominion Energy, Inc.	13,989	943,278
		1,848,731
Oil, Gas & Consumable Fuels - 0.50%
Anadarko Petroleum Corp.	18,353	1,108,705
Callon Petroleum Co.	91,151	1,206,839
Centennial Resource Development, Inc. - Class A	52,258	958,934
Parsley Energy, Inc. - Class A	37,378	1,083,588
		4,358,066
Professional Services - 0.16%
Verisk Analytics, Inc.	10,631	1,105,624
WageWorks, Inc.	6,211	280,737
		1,386,361
Real Estate Investment Trusts (REITs) - 0.17%
Alexandria Real Estate Equities, Inc.	8,449	1,055,196
Equity Commonwealth	12,142	372,395
		1,427,591
Semiconductors & Semiconductor Equipment - 0.10%
Inphi Corp.	28,089	845,479

See Notes to the Financial Statements.	The Leuthold Funds - 2018 Semi-Annual Report	37

Leuthold Core Investment Fund

Consolidated Schedule of Investments Sold Short - (a) (continued)
March 31, 2018 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 7.25% (continued)

Software - 1.04%
Autodesk, Inc.	7,036	$883,581
CommVault Systems, Inc.	5,931	339,253
Guidewire Software, Inc.	11,076	895,273
PTC, Inc.	12,347	963,190
ServiceNow, Inc.	6,715	1,110,997
Snap, Inc. - Class A	56,777	901,051
Symantec Corp.	34,748	898,236
Tableau Software, Inc. - Class A	12,646	1,022,050
Ultimate Software Group, Inc.	3,722	907,051
Workday, Inc. - Class A	8,113	1,031,243
		8,951,925
Trading Companies & Distributors - 0.10%
Univar, Inc.	31,748	881,007

TOTAL COMMON STOCKS
(Proceeds $63,325,180)		$62,688,965

INVESTMENT COMPANIES - 7.37%

Exchange Traded Funds - 7.37%
SPDR S&P 500 ETF Trust	241,912	$63,659,143

TOTAL INVESTMENT COMPANIES
(Proceeds $64,081,243)		$63,659,143

TOTAL SECURITIES SOLD SHORT
(Proceeds $127,406,423) - 14.62%		$126,348,108

Percentages are stated as a percent of net assets.
ADR          American Depositary Receipt
(a)          Non-income producing security.
(b)          Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

38	The Leuthold Funds - 2018 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund

Consolidated Schedule of Investments
March 31, 2018  (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 56.37%

Airlines - 3.95%
Air Canada (a)(b)	22,823	$474,228
AirAsia Bhd (b)	421,000	432,763
Delta Air Lines, Inc.	11,078	607,185
Deutsche Lufthansa AG (b)	20,292	648,686
Hawaiian Holdings, Inc.	4,325	167,377
International Consolidated Airlines Group SA (b)	40,188	346,876
JetBlue Airways Corp. (a)	18,433	374,559
SkyWest, Inc. (g)	6,448	350,771
United Continental Holdings, Inc. (a)(g)	7,004	486,568
		3,889,013
Auto Components - 3.51%
Brembo SpA (b)	17,658	272,963
Cie Plastic Omnium SA (b)	8,029	384,850
Cooper Tire & Rubber Co. (g)	6,670	195,431
Cooper-Standard Holding, Inc. (a)	2,102	258,147
Faurecia SA (b)	5,498	444,877
Goodyear Tire & Rubber Co.	12,067	320,741
Lear Corp.	4,202	781,950
Magna International, Inc. (b)	9,824	553,582
Tong Yang Industry Co., Ltd. (b)	135,000	244,100
		3,456,641
Automobiles - 3.45%
Fiat Chrysler Automobiles NV (b)	34,380	705,478
Ford Motor Co. (g)	46,122	511,032
Geely Automobile Holdings, Ltd. (b)	180,000	527,443
General Motors Co.	16,569	602,117
Great Wall Motor Co., Ltd. (b)	187,500	190,030
Nissan Motor Co., Ltd. (b)	20,400	210,572
Renault SA (b)	2,578	312,835
Tata Motors, Ltd. - ADR (a)	13,439	345,382
		3,404,889
Banks - 3.87%
Banco do Brasil SA (b)	33,900	424,488
Barclays Africa Group, Ltd. (b)	19,394	310,616
CIMB Group Holdings Bhd (b)	201,700	375,328
Credicorp, Ltd. (b)	1,423	323,078
Grupo Financiero Banorte SAB de CV (b)	39,500	239,564
Hana Financial Group, Inc. (b)	8,344	359,603
Krung Thai Bank PCL - NVDR	445,800	271,770
Nedbank Group, Ltd. (b)	15,859	382,240
Taishin Financial Holding Co., Ltd. (b)	600,542	296,600
TMB Bank PCL - NVDR	3,353,300	270,954
Turkiye Is Bankasi AS - Class C (b)	125,258	227,503
Woori Bank (b)	24,172	328,671
		3,810,415
Capital Markets - 3.39%
3i Group PLC (b)	34,331	414,369
Alliancebernstein Holding LP	11,007	295,538
Apollo Global Management LLC - Class A	13,772	407,927
Carlyle Group LP	13,023	278,041
Federated Investors, Inc. - Class B	10,363	346,124
GAM Holding AG (b)	16,527	278,287
KKR & Co. LP	20,140	408,842
Man Group PLC (b)	140,731	339,355
Perpetual, Ltd. (b)	7,807	281,530
Waddell & Reed Financial, Inc. - Class A (g)	14,594	294,945
		3,344,958

See Notes to the Financial Statements.	The Leuthold Funds - 2018 Semi-Annual Report	39

Leuthold Global Fund

Consolidated Schedule of Investments (continued)
March 31, 2018 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 56.37% (continued)

Chemicals - 3.49%
Denka Co., Ltd. (b)	17,400	$589,074
Hanwha Chemical Corp. (b)	9,300	260,235
Lotte Chemical Corp. (b)	1,723	705,888
LyondellBasell Industries NV - Class A (b)	7,168	757,514
Tosoh Corp. (b)	39,000	769,100
Trinseo SA (b)	4,769	353,144
		3,434,955
Electronic Equipment, Instruments & Components - 2.90%
Arrow Electronics, Inc. (a)	4,003	308,311
Avnet, Inc.	6,396	267,097
HannStar Display Corp. (b)	836,000	291,983
Hon Hai Precision Industry Co., Ltd. (b)	109,800	342,463
Innolux Corp. (b)	850,000	375,689
Kingboard Chemical Holdings, Ltd. (b)	89,000	411,464
Sanmina Corp. (a)(g)	10,041	262,572
TDK Corp. (b)	3,600	320,719
Tech Data Corp. (a)	3,287	279,822
		2,860,120
Health Care Providers & Services - 3.23%
Alfresa Holdings Corp. (b)	20,900	471,939
DaVita, Inc. (a)	6,358	419,247
Express Scripts Holding Co. (a)	7,553	521,761
Laboratory Corp of America Holdings (a)	2,688	434,784
McKesson Corp.	3,807	536,292
Medipal Holdings Corp. (b)	22,800	475,858
Patterson Companies., Inc. (g)	14,549	323,424
		3,183,305
Household Durables - 4.27%
Barratt Developments PLC (b)	46,499	346,013
Bellway PLC (b)	9,751	417,294
Haseko Corp. (b)	31,500	484,824
Lennar Corp. - Class A	9,219	543,368
MDC Holdings, Inc.	11,673	325,910
Meritage Homes Corp. (a)	8,724	394,761
PulteGroup, Inc.	15,939	470,041
Redrow PLC (b)	49,396	412,744
Taylor Morrison Home Corp. - Class A (a)	15,730	366,194
TRI Pointe Group, Inc. (a)	27,436	450,774
		4,211,923
Insurance - 3.54%
CNO Financial Group, Inc.	17,790	385,509
Dai-ichi Life Holdings, Inc. (b)	21,700	400,614
Legal & General Group PLC (b)	116,100	420,659
Lincoln National Corp.	3,690	269,591
Medibank Pvt, Ltd. (b)	138,516	310,903
Old Mutual PLC (b)	93,770	315,526
Ping An Insurance Group Co. of China, Ltd. (b)	63,500	654,728
Prudential Financial, Inc.	3,316	343,372
Unum Group	8,076	384,498
		3,485,400
Internet Software & Services - 1.63%
Akamai Technologies, Inc. (a)	5,664	402,031
Alphabet, Inc. - Class A (a)	432	448,044
eBay, Inc. (a)	12,280	494,147
j2 Global, Inc. (g)	3,305	260,831
		1,605,053
IT Services - 0.57%
MAXIMUS, Inc. (g)	4,310	287,649
Syntel, Inc. (a)	10,800	275,724
		563,373

40	The Leuthold Funds - 2018 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund

Consolidated Schedule of Investments (continued)
March 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 56.37% (continued)

Metals & Mining - 1.97%
APERAM SA (b)	5,787	$277,113
BlueScope Steel, Ltd. (b)	50,401	592,976
Ferrexpo PLC (b)	85,566	294,042
Reliance Steel & Aluminum Co. (g)	2,645	226,782
Voestalpine AG (b)	6,418	336,671
Worthington Industries, Inc.	4,880	209,450
		1,937,034
Oil, Gas & Consumable Fuels - 1.79%
Adaro Energy Tbk PT (b)	1,907,900	297,270
Idemitsu Kosan Co., Ltd. (b)	7,000	267,825
PBF Energy, Inc. - Class A	6,910	234,249
Polski Koncern Naftowy ORLEN SA (b)	6,312	155,359
Thai Oil PCL - NVDR	76,500	222,983
Tupras Turkiye Petrol Rafinerileri AS (b)	6,815	190,354
Whitehaven Coal, Ltd. (b)	114,029	395,548
		1,763,588
Paper & Forest Products - 4.26%
China Forestry Holdings Co., Ltd. (a)(b)(d)(e)	2,484,000	47,476
Domtar Corp.	6,913	294,079
Fibria Celulose SA - ADR	18,767	365,956
Lee & Man Paper Manufacturing, Ltd. (b)	264,000	281,894
Louisiana-Pacific Corp.	17,193	494,643
Norbord, Inc. (b)	7,660	277,718
Sappi, Ltd. (b)	64,989	419,898
Stora Enso OYJ (b)	34,055	626,149
Suzano Papel e Celulose SA (b)	41,100	416,919
UPM-Kymmene OYJ (b)	9,051	335,556
West Fraser Timber Co., Ltd. (b)	9,640	640,572
		4,200,860
Real Estate Management & Development - 1.16%
Daiwa House Industry Co., Ltd. (b)	7,700	296,630
Hongkong Land Holdings, Ltd. (b)	47,816	330,361
Realogy Holdings Corp. (g)	7,807	212,975
Vonovia SE (b)	6,214	308,152
		1,148,118
Semiconductors & Semiconductor Equipment - 7.04%
A-DATA Technology Co., Ltd. (b)	93,000	242,246
Amkor Technology, Inc. (a)(g)	38,661	391,636
Applied Materials, Inc.	8,365	465,177
ASM International NV (b)	6,995	511,500
Cirrus Logic, Inc. (a)	4,587	186,370
DB HiTek Co., Ltd. (b)	20,137	276,797
Dialog Semiconductor PLC (a)(b)	6,304	150,133
Japan Material Co., Ltd. (b)	21,700	272,875
Jusung Engineering Co., Ltd. (b)	32,575	331,471
Lam Research Corp.	2,423	492,257
Micron Technology, Inc. (a)(g)	17,380	906,193
MKS Instruments, Inc.	3,093	357,705
ON Semiconductor Corp. (a)(g)	21,158	517,525
Sanken Electric Co., Ltd. (b)	51,000	377,006
SCREEN Holdings Co., Ltd. (b)	4,100	370,349
STMicroelectronics NV - NYRS (g)	18,826	419,631
Tokyo Seimitsu Co., Ltd. (b)	8,800	357,068
Ulvac, Inc. (b)	5,500	311,157
		6,937,096
Transportation Infrastructure - 0.22%
Zhejiang Expressway Co., Ltd. (b)	212,000	217,424

Wireless Telecommunication Services - 2.13%
China Mobile, Ltd. - ADR	7,233	330,910
Freenet AG (b)	10,260	312,253
KDDI Corp. (b)	25,300	651,587
Softbank Group Corp. (b)	10,800	805,585
		2,100,335
TOTAL COMMON STOCKS
(Cost $45,784,774)		$55,554,500

See Notes to the Financial Statements.	The Leuthold Funds - 2018 Semi-Annual Report	41

Leuthold Global Fund

Consolidated Schedule of Investments (continued)
March 31, 2018 (Unaudited)

	Shares	Fair Value
INVESTMENT COMPANIES - 7.65%

Exchange-Traded Funds - 7.65%
CurrencyShares Euro Trust (a)(g)	5,297	$626,794
CurrencyShares Japanese Yen Trust (a)(g)	32,454	2,924,430
iShares Floating Rate Bond ETF (g)	20,589	1,048,598
iShares International Treasury Bond ETF	42,420	2,189,296
SPDR Bloomberg Barclays International Treasury Bond ETF (g)	25,552	754,039
TOTAL INVESTMENT COMPANIES
(Cost $7,135,584)		$7,543,157

	Principal Amount	Fair Value
CORPORATE BONDS - 3.46%

Banks - 1.52%
JPMorgan Chase & Co.
1.500%, 01/27/2025	$470,000	$592,839
Wells Fargo & Co.
1.125%, 10/29/2021	720,000	908,341
		1,501,180
Biotechnology - 0.72%
AbbVie, Inc.
2.850%, 05/14/2023	730,000	706,972

Diversified Telecommunication Services - 0.58%
AT&T, Inc.
3.400%, 05/15/2025	590,000	568,493

Technology Hardware, Storage & Peripherals - 0.64%
Apple, Inc.
1.000%, 11/10/2022		500,000	635,415
TOTAL CORPORATE BONDS
(Cost $3,235,413)			$3,412,060

UNITED STATES TREASURY OBLIGATIONS - 4.23%

United States Treasury Inflation Index Bond - 1.58%
0.125%, 07/15/2022		$1,568,286	$1,552,602

United States Treasury Notes - 2.65%
1.500%, 01/31/2019		762,000	758,130
2.500%, 01/31/2025 (g)		509,000	503,274
4.375%, 02/15/2038 (g)		1,095,000	1,347,321
			2,608,725

TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $4,176,372)			$4,161,327

FOREIGN GOVERNMENT BONDS - 4.99%
Argentina Republic Government International Bond
6.250%, 04/22/2019 (b)		$725,000	$744,937
Canadian Government Bond
2.250%, 06/01/2025(b)	CAD	610,000	479,345
French Republic Government Bond OAT
1.250%, 05/25/2036 (b)	EUR	1,220,000	1,508,332
Government of the United Kingdom
2.250%, 09/07/2023 (b)	GBP	630,000	938,023
Indonesia Government International Bond
5.875%, 03/13/2020 (b)(f)		$290,000	305,708
Korea International Bond
7.125%, 04/16/2019 (b)		$400,000	417,840
Turkey Government International Bond
7.500%, 11/07/2019 (b)		$490,000	518,247

TOTAL FOREIGN GOVERNMENT BONDS
(Cost $4,804,057)			$4,912,432

42	The Leuthold Funds - 2018 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund

Consolidated Schedule of Investments (continued)
March 31, 2018 (Unaudited)

	Shares	Fair Value

SHORT-TERM INVESTMENTS - 19.11%

Money Market Funds - 19.11%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.508% (c)(h)	18,836,973	$18,836,973
TOTAL SHORT-TERM INVESTMENTS
(Cost $18,836,973)		$18,836,973

INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 11.68%
Mount Vernon Liquid Assets Portfolio, LLC, 1.880% (c)	11,513,992	$11,513,992
TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL
(Cost $11,513,992)		$11,513,992

Total Investments
(Cost $95,487,165) - 107.49%		$105,934,441
Liabilities in Excess of Other Assets - (7.49)%		(7,378,606)
TOTAL NET ASSETS - 100.00%		$98,555,835

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt
CAD Canadian Dollar
EUR Euro
GBP British Pound
NVDR Non-Voting Depositary Receipt
NYRS New York Registry Shares
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2018.
(d)	Illiquid security. The fair value of this security totals $47,476 which represents 0.05% of total net assets.
(e)
This security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc. and is deemed a Level 3 security as it is valued using significant unobservable inputs.

(f)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Resale to the public may require registration or may extend only to qualified institutional buyers.  At March 31, 2018, the market value of these securities total $305,708, which represents 0.31% of total net assets.

(g)
This security or a portion of this security was out on loan as of March 31, 2018. Total loaned securities had a value of $11,343,309 or 11.51% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(h)	All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See Notes to the Financial Statements.	The Leuthold Funds - 2018 Semi-Annual Report	43

Leuthold Global Fund

Consolidated Schedule of Investments (continued)
March 31, 2018 (Unaudited)

	Fair Value	Percentage of Total Investments
CURRENCY EXPOSURE March 31, 2018
Australian Dollar	$1,580,957	1.49%
Brazilian Real	841,408	0.79
British Pound	4,244,899	4.01
Canadian Dollar	1,871,863	1.77
Euro	8,566,663	8.09
Hong Kong Dollar	2,330,459	2.20
Indonesian Rupiah	297,269	0.28
Japanese Yen	7,432,782	7.02
Malaysian Ringgit	808,092	0.76
Mexican Peso	239,564	0.23
New Taiwan Dollar	1,793,080	1.69
Polish Zloty	155,359	0.15
South African Rand	1,112,754	1.05
South Korea Won	2,262,663	2.14
Swiss Franc	278,287	0.26
Thai Baht	765,708	0.72
Turkish Lira	417,857	0.39
US Dollar	70,934,777	66.96
Total Investments	$105,934,441	100.00%

	Fair Value	Percentage of Total Investments
PORTFOLIO DIVERSIFICATION March 31, 2018
Argentina	$744,938	0.70%
Australia	1,580,957	1.49
Austria	36,671	0.32
Brazil	1,207,364	1.14
Britain	4,806,468	4.54
Canada	2,425,445	2.29
China	1,637,102	1.54
Finland	961,704	0.91
France	2,650,894	2.50
Germany	1,269,090	1.20
Hong Kong	1,354,629	1.28
India	345,382	0.33
Indonesia	602,977	0.57
Italy	272,963	0.26
Japan	7,432,782	7.02
Luxembourg	277,113	0.26
Malaysia	808,092	0.76
Mexico	239,564	0.23
Netherlands	511,500	0.48
Peru	323,078	0.30
Poland	155,359	0.15
South Africa	1,112,754	1.05
South Korea	2,680,504	2.53
Switzerland	991,960	0.94
Taiwan	1,793,080	1.69
Thailand	765,708	0.72
Turkey	936,104	0.88
United States	67,710,259	63.92
Total Investments	$105,934,441	100.00%

44	The Leuthold Funds - 2018 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund

Consolidated Schedule of Investments Sold Short - (a)
March 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 7.18%

Aerospace & Defense - 0.11%
Axon Enterprise, Inc.	1,854	$72,881
Mercury Systems, Inc.	745	35,998
		108,879
Banks - 0.46%
Community Bank System, Inc.	708	37,921
First Republic Bank	1,238	114,651
Home BancShares Inc.	3,153	71,920
M&T Bank Corp.	644	118,728
Pinnacle Financial Partners, Inc.	1,181	75,820
United Bankshares, Inc.	977	34,439
		453,479
Beverages - 0.11%
Anheuser-Busch InBev SA/NV - ADR	962	105,762

Chemicals - 0.22%
Ashland Global Holdings, Inc.	1,478	103,150
DowDuPont, Inc.	1,030	65,621
GCP Applied Technologies, Inc.	1,504	43,691
		212,462
Commercial Services & Supplies - 0.25%
ABM Industries, Inc.	916	30,668
Advanced Disposal Services, Inc.	1,542	34,356
Cintas Corp.	632	107,806
Clean Harbors, Inc.	695	33,923
MSA Safety, Inc.	442	36,792
		243,545
Communications Equipment - 0.17%
Finisar Corp.	5,800	91,698
Viavi Solutions, Inc.	7,390	71,831
		163,529
Construction Materials - 0.07%
Martin Marietta Materials, Inc.	350	72,555

Containers & Packaging - 0.21%
Ball Corp.	2,533	100,585
Sealed Air Corp.	2,591	110,869
		211,454
Diversified Consumer Services - 0.07%
Sotheby’s	1,427	73,219

Diversified Telecommunication Services - 0.15%
Cogent Communications Holdings, Inc.	752	32,637
Zayo Group Holdings, Inc.	3,456	118,057
		150,694
Electric Utilities - 0.11%
Westar Energy, Inc.	2,126	111,806

Energy Equipment & Services - 0.08%
Patterson-UTI Energy, Inc.	4,789	83,855

Food & Staples Retailing - 0.04%
PriceSmart, Inc.	437	36,511

Food Products - 0.33%
Kellogg Co.	1,636	106,357
Kraft Heinz Co.	1,611	100,349
McCormick & Co., Inc.	1,118	118,944
		325,650
Health Care Equipment & Supplies - 0.35%
DexCom, Inc.	1,555	115,319
Edwards Lifesciences Corp.	834	116,360
Nevro Corp.	948	82,163
Wright Medical Group NV (b)	1,769	35,097
		348,939

See Notes to the Financial Statements.	The Leuthold Funds - 2018 Semi-Annual Report	45

Leuthold Global Fund

Consolidated Schedule of Investments Sold Short - (a) (continued)
March 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 7.18% (continued)

Health Care Technology - 0.21%
Teladoc, Inc.	2,502	$100,831
Veeva Systems, Inc. - Class A	1,395	101,863
		202,694
Hotels, Restaurants & Leisure - 0.23%
Chipotle Mexican Grill, Inc.	360	116,320
Starbucks Corp.	1,887	109,238
		225,558
Household Durables - 0.09%
iRobot Corp.	1,390	89,224

Insurance - 0.33%
American International Group, Inc.	1,845	100,405
Arch Capital Group, Ltd. (b)	1,181	101,082
RenaissanceRe Holdings, Ltd. (b)	859	118,980
		320,467
Internet & Direct Marketing Retail - 0.57%
Ctrip.com International, Ltd. - ADR	2,192	102,191
Expedia Group, Inc.	834	92,082
Netflix, Inc.	417	123,161
Shutterfly, Inc.	1,548	125,775
TripAdvisor, Inc.	2,830	115,719
		558,928
Internet Software & Services - 0.39%
Cornerstone OnDemand, Inc.	1,219	47,675
LogMeIn, Inc.	979	113,124
Twilio, Inc. - Class A	2,872	109,653
Wix.com, Ltd. (b)	1,435	114,154
		384,606
Machinery - 0.15%
John Bean Technologies Corp.	366	41,504
Wabtec Corp.	1,289	104,925
		146,429
Media - 0.15%
Cable One, Inc.	107	73,521
IMAX Corp. (b)	4,018	77,145
		150,666
Metals & Mining - 0.07%
Franco-Nevada Corp. (b)	1,055	72,152

Multi-Utilities - 0.21%
Black Hills Corp.	1,883	102,247
Dominion Energy, Inc.	1,580	106,539
		208,786
Oil, Gas & Consumable Fuels - 0.50%
Anadarko Petroleum Corp.	2,072	125,169
Callon Petroleum Co.	10,292	136,266
Centennial Resource Development, Inc. - Class A	5,899	108,247
Parsley Energy, Inc. - Class A	4,220	122,338
		492,020
Professional Services - 0.16%
Verisk Analytics, Inc.	1,200	124,800
WageWorks, Inc.	701	31,685
		156,485
Real Estate Investment Trusts (REITs) - 0.16%
Alexandria Real Estate Equities, Inc.	954	119,145
Equity Commonwealth	1,371	42,049
		161,194
Semiconductors & Semiconductor Equipment - 0.10%
Inphi Corp.	3,172	95,477

46	The Leuthold Funds - 2018 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund

Consolidated Schedule of Investments Sold Short - (a) (continued)
March 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 7.18% (continued)

Software - 1.03%
Autodesk, Inc.	794	$99,711
CommVault Systems, Inc.	670	38,324
Guidewire Software, Inc.	1,250	101,037
PTC, Inc.	1,394	108,746
ServiceNow, Inc.	758	125,411
Snap, Inc. - Class A	6,410	101,727
Symantec Corp.	3,924	101,435
Tableau Software, Inc. - Class A	1,428	115,411
Ultimate Software Group, Inc.	420	102,354
Workday, Inc. - Class A	916	116,433
		1,010,589
Trading Companies & Distributors - 0.10%
Univar, Inc.	3,584	99,456
TOTAL COMMON STOCKS
(Proceeds $7,155,825)		$7,077,070

INVESTMENT COMPANIES - 7.37%

Exchange Traded Funds - 7.37%
iShares MSCI ACWI ETF	44,479	$3,189,144
iShares MSCI EAFE ETF	45,945	3,201,448
iShares MSCI Emerging Markets ETF	17,995	868,798
TOTAL INVESTMENT COMPANIES (Proceeds $7,206,998)		$7,259,390
TOTAL SECURITIES SOLD SHORT (Proceeds $14,362,823) - 14.55%		$14,336,460

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See Notes to the Financial Statements.	The Leuthold Funds - 2018 Semi-Annual Report	47

Leuthold Select Industries Fund

Schedule of Investments
March 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.60%

Auto Components - 4.48%
American Axle & Manufacturing Holdings, Inc. (a)	4,502	$68,520
BorgWarner, Inc.	3,285	165,006
Cooper Tire & Rubber Co.	2,114	61,940
Cooper-Standard Holding, Inc. (a)	721	88,546
Gentex Corp.	4,303	99,055
Lear Corp.	951	176,972
Magna International, Inc. (b)	2,776	156,428
Tenneco, Inc.	1,320	72,428
		888,895
Automobiles - 3.94%
Fiat Chrysler Automobiles NV (b)	8,479	173,989
Ford Motor Co.	12,522	138,744
General Motors Co.	3,776	137,220
Honda Motor Co., Ltd. - ADR	4,964	172,400
Toyota Motor Corp. - ADR	1,225	159,703
		782,056
Banks - 2.03%
Banco Macro SA - ADR	611	65,970
Credicorp, Ltd. (b)	483	109,660
Grupo Financiero Galicia SA - ADR	1,553	102,125
KB Financial Group, Inc. - ADR	2,155	124,861
		402,616
Capital Markets - 5.72%
Affiliated Managers Group, Inc.	648	122,848
Ameriprise Financial, Inc.	914	135,217
Bank of New York Mellon Corp.	2,224	114,603
Evercore, Inc. - Class A	1,486	129,579
Federated Investors, Inc. - Class B	2,686	89,713
Franklin Resources, Inc.	2,581	89,509
Invesco, Ltd.	3,010	96,350
Morgan Stanley	1,531	82,613
State Street Corp.	1,269	126,557
T. Rowe Price Group, Inc.	1,365	147,379
		1,134,368
Consumer Finance - 1.55%
Ally Financial, Inc.	5,490	149,053
Navient Corp.	5,806	76,175
World Acceptance Corp. (a)	776	81,713
		306,941
Electronic Equipment, Instruments & Components - 3.95%
Benchmark Electronics, Inc.	2,737	81,699
Flex, Ltd. (a)	12,602	205,791
Jabil, Inc.	8,662	248,859
Methode Electronics, Inc.	2,096	81,954
Plexus Corp. (a)	1,335	79,739
Sanmina Corp. (a)	3,259	85,223
		783,265
Food & Staples Retailing - 0.81%
Performance Food Group Co. (a)	2,652	79,162
United Natural Foods, Inc. (a)	1,896	81,414
		160,576
Health Care Providers & Services - 14.50%
Aetna, Inc.	1,481	250,289
AMN Healthcare Services, Inc. (a)	1,834	104,080
Anthem, Inc.	1,320	290,004
Centene Corp. (a)	2,659	284,167
Cigna Corp.	1,099	184,346
DaVita, Inc. (a)	2,816	185,687
Express Scripts Holding Co. (a)	3,264	225,477
Humana, Inc.	873	234,689
Laboratory Corp of America Holdings (a)	1,185	191,674
McKesson Corp.	1,002	141,152

48	The Leuthold Funds - 2018 Semi-Annual Report	See Notes to the Financial Statements

Leuthold Select Industries Fund

Schedule of Investments (continued)
March 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.60% (continued)
Health Care Providers & Services - 14.50% (continued)
MEDNAX, Inc. (a)	2,796	$155,541
Premier, Inc. - Class A (a)	3,100	97,061
Quest Diagnostics, Inc.	1,963	196,889
UnitedHealth Group, Inc.	1,562	334,268
		2,875,324
Hotels, Restaurants & Leisure - 4.94%
Carnival Corp.	3,561	233,530
ILG, Inc.	4,338	134,955
Marriott Vacations Worldwide Corp.	858	114,286
Norwegian Cruise Line Holdings, Ltd. (a)	1,963	103,980
Royal Caribbean Cruises, Ltd.	1,660	195,449
Wyndham Worldwide Corp.	1,735	198,536
		980,736
Household Durables - 6.10%
D.R. Horton, Inc.	6,445	282,549
Lennar Corp. - Class A	2,965	174,757
M/I Homes, Inc. (a)	2,413	76,854
MDC Holdings, Inc.	2,735	76,361
Meritage Homes Corp. (a)	2,117	95,794
PulteGroup, Inc.	7,510	221,470
Taylor Morrison Home Corp. - Class A (a)	3,630	84,506
Toll Brothers, Inc.	4,558	197,134
		1,209,425
Insurance - 5.52%
Aflac, Inc.	3,518	153,948
CNO Financial Group, Inc.	4,106	88,977
Lincoln National Corp.	1,802	131,654
Manulife Financial Corp. (b)	6,490	120,584
MetLife, Inc.	2,128	97,654
Principal Financial Group, Inc.	2,063	125,657
Prudential Financial, Inc.	1,548	160,296
Sun Life Financial, Inc. (b)	2,077	85,406
Unum Group	2,728	129,880
		1,094,056
IT Services - 9.97%
Accenture PLC - Class A (b)	1,549	237,771
Amdocs, Ltd.	1,340	89,405
CACI International, Inc. - Class A (a)	588	88,994
CGI Group, Inc. - Class A (a)(b)	1,254	72,281
Cognizant Technology Solutions Corp. - Class A	1,331	107,145
Convergys Corp.	2,437	55,125
Fiserv, Inc. (a)	3,249	231,686
International Business Machines Corp.	1,176	180,434
MasterCard, Inc. - Class A	1,781	311,960
MAXIMUS, Inc.	2,286	152,568
Science Applications International Corp.	1,215	95,742
Visa, Inc. - Class A	2,524	301,921
Western Union Co.	2,741	52,709
		1,977,741
Multiline Retail - 6.44%
Big Lots, Inc.	3,617	157,448
Dillard’s, Inc. - Class A	1,273	102,273
Dollar General Corp.	2,893	270,640
Dollar Tree, Inc. (a)	2,577	244,557
Macy’s, Inc.	4,323	128,566
Target Corp.	5,371	372,909
		1,276,393
Paper & Forest Products - 1.67%
Boise Cascade Co.	2,543	98,160
Louisiana-Pacific Corp.	8,109	233,296
		331,456

See Notes to the Financial Statements.	The Leuthold Funds - 2018 Semi-Annual Report	49

Leuthold Select Industries Fund

Schedule of Investments (continued)
March 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.60% (continued)

Professional Services - 4.88%
Insperity, Inc.	1,758	$122,269
Korn/Ferry International	2,304	118,863
ManpowerGroup, Inc.	1,593	183,354
On Assignment, Inc. (a)	2,365	193,646
Robert Half International, Inc.	2,664	154,219
TriNet Group, Inc. (a)	2,253	104,359
TrueBlue, Inc. (a)	3,514	91,013
		967,723
Semiconductors & Semiconductor Equipment - 12.85%
Applied Materials, Inc.	7,808	434,203
Cirrus Logic, Inc. (a)	1,050	42,661
Intel Corp.	2,417	125,877
KLA-Tencor Corp.	1,167	127,215
Kulicke & Soffa Industries, Inc. (a)(b)	3,162	79,082
Lam Research Corp.	2,633	534,920
Micron Technology, Inc. (a)	3,163	164,919
MKS Instruments, Inc.	2,152	248,879
SolarEdge Technologies, Inc. (a)(b)	4,387	230,756
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	2,916	127,604
Teradyne, Inc.	9,452	432,051
		2,548,167
Software - 2.94%
Activision Blizzard, Inc.	4,336	292,507
Electronic Arts, Inc. (a)	2,393	290,127
		582,634
Specialty Retail - 5.31%
Aaron’s, Inc.	3,693	172,094
Bed, Bath & Beyond, Inc.	5,891	123,652
Home Depot, Inc.	756	134,749
Lowe’s Companies, Inc.	2,539	222,797
Michaels Companies, Inc. (a)	4,726	93,150
Penske Automotive Group, Inc.	2,392	106,037
Williams-Sonoma, Inc.	3,820	201,543
		1,054,022
TOTAL COMMON STOCKS
(Cost $15,791,966)		$19,356,394

PREFERRED STOCKS - 1.57%

Banks - 1.57%
Banco Bradesco SA - ADR	9,314	$110,650
Bancolombia SA - ADR	1,970	82,779
Itau Unibanco Holding SA - ADR	7,576	118,186
TOTAL PREFERRED STOCKS
(Cost $242,864)		$311,615

Total Investments
(Cost $16,034,830) - 99.17%		$19,668,009
Other Assets in Excess of Liabilities - 0.83%		164,249
TOTAL NET ASSETS - 100.00%		$19,832,258

Percentages are stated as a percent of net assets.
ADR  American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

50	The Leuthold Funds - 2018 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Industries Fund

Schedule of Investments
March 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.85%

Airlines - 6.97%
Air Canada (a)(b)	4,628	$96,163
AirAsia Bhd (b)	85,400	87,786
Delta Air Lines, Inc.	2,244	122,994
Deutsche Lufthansa AG (b)	4,093	130,843
Hawaiian Holdings, Inc.	877	33,940
International Consolidated Airlines Group SA (b)	8,099	69,905
JetBlue Airways Corp. (a)	3,742	76,037
SkyWest, Inc.	1,307	71,101
United Continental Holdings, Inc. (a)	1,425	98,995
		787,764
Auto Components - 6.18%
Brembo SpA (b)	3,588	55,465
Cie Plastic Omnium SA (b)	1,650	79,089
Cooper Tire & Rubber Co.	1,364	39,965
Cooper-Standard Holding, Inc. (a)	428	52,563
Faurecia SA (b)	1,121	90,707
Goodyear Tire & Rubber Co.	2,440	64,855
Lear Corp.	863	160,596
Magna International, Inc. (b)	2,018	113,714
Tong Yang Industry Co., Ltd. (b)	23,000	41,587
		698,541
Automobiles - 6.04%
Fiat Chrysler Automobiles NV (b)	6,935	142,306
Ford Motor Co.	9,277	102,789
Geely Automobile Holdings, Ltd. (b)	35,000	102,558
General Motors Co.	3,334	121,158
Great Wall Motor Co., Ltd. (b)	38,000	38,513
Nissan Motor Co., Ltd. (b)	4,200	43,353
Renault SA (b)	523	63,465
Tata Motors, Ltd. - ADR (a)	2,677	68,799
		682,941
Banks - 6.76%
Banco do Brasil SA (b)	6,900	86,400
Barclays Africa Group, Ltd. (b)	3,933	62,991
CIMB Group Holdings Bhd (b)	41,200	76,666
Credicorp, Ltd. (b)	289	65,615
Grupo Financiero Banorte SAB de CV (b)	8,100	49,126
Hana Financial Group, Inc. (b)	1,692	72,920
Krung Thai Bank PCL - NVDR	91,100	55,537
Nedbank Group, Ltd. (b)	3,240	78,092
Taishin Financial Holding Co., Ltd. (b)	98,756	48,774
TMB Bank PCL - NVDR	685,100	55,358
Turkiye Is Bankasi AS - Class C (b)	25,266	45,890
Woori Bank (b)	4,939	67,156
		764,525
Capital Markets - 5.93%
3i Group PLC (b)	6,883	83,077
Alliancebernstein Holding LP	2,207	59,258
Apollo Global Management
LLC - Class A	2,761	81,781
Carlyle Group LP	2,611	55,745
Federated Investors, Inc. - Class B	2,078	69,405
GAM Holding AG (b)	3,314	55,802
KKR & Co. LP	4,038	81,971
Man Group PLC (b)	28,216	68,039
Perpetual, Ltd. (b)	1,565	56,436
Waddell & Reed Financial, Inc. - Class A	2,926	59,135
		670,649
Chemicals - 6.14%
Denka Co., Ltd. (b)	3,400	115,107
Hanwha Chemical Corp. (b)	1,880	52,607
Lotte Chemical Corp. (b)	349	142,980
LyondellBasell Industries NV - Class A (b)	1,455	153,764

See Notes to the Financial Statements.	The Leuthold Funds - 2018 Semi-Annual Report	51

Leuthold Global Industries Fund

Schedule of Investments (continued)
March 31, 2018 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 98.85% (continued)

Chemicals - 6.14% (continued)
Tosoh Corp. (b)	8,000	$157,764
Trinseo SA (b)	969	71,754
		693,976
Electronic Equipment, Instruments & Components - 4.81%
Arrow Electronics, Inc. (a)	817	62,925
Avnet, Inc.	1,305	54,497
HannStar Display Corp. (b)	137,000	47,849
Hon Hai Precision Industry Co., Ltd. (b)	18,600	58,013
Innolux Corp. (b)	139,000	61,436
Kingboard Chemical Holdings, Ltd. (b)	18,500	85,529
Sanmina Corp. (a)	2,049	53,582
TDK Corp. (b)	700	62,362
Tech Data Corp. (a)	671	57,122
		543,315
Health Care Providers & Services - 5.69%
Alfresa Holdings Corp. (b)	4,200	94,839
DaVita, Inc. (a)	1,286	84,799
Express Scripts Holding Co. (a)	1,527	105,485
Laboratory Corp of America Holdings (a)	544	87,992
McKesson Corp.	770	108,470
Medipal Holdings Corp. (b)	4,600	96,006
Patterson Companies., Inc.	2,942	65,401
		642,992
Household Durables - 7.53%
Barratt Developments PLC (b)	9,393	69,896
Bellway PLC (b)	1,970	84,306
Haseko Corp. (b)	6,400	98,504
Lennar Corp. - Class A	1,862	109,746
MDC Holdings, Inc.	2,358	65,835
Meritage Homes Corp. (a)	1,762	79,731
PulteGroup, Inc.	3,215	94,810
Redrow PLC (b)	9,978	83,374
Taylor Morrison Home Corp. - Class A (a)	3,173	73,868
TRI Pointe Group, Inc. (a)	5,542	91,055
		851,125
Insurance - 6.25%
CNO Financial Group, Inc.	3,608	78,185
Dai-ichi Life Holdings, Inc. (b)	4,400	81,230
Legal & General Group PLC (b)	23,544	85,306
Lincoln National Corp.	744	54,357
Medibank Pvt, Ltd. (b)	28,153	63,190
Old Mutual PLC (b)	19,035	64,051
Ping An Insurance Group Co. of China, Ltd. (b)	13,000	134,039
Prudential Financial, Inc.	673	69,689
Unum Group	1,614	76,842
		706,889
Internet Software & Services - 2.90%
Akamai Technologies, Inc. (a)	1,157	82,124
Alphabet, Inc. - Class A (a)	88	91,268
eBay, Inc. (a)	2,509	100,962
j2 Global, Inc.	675	53,271
		327,625
IT Services - 1.00%
MAXIMUS, Inc.	864	57,663
Syntel, Inc. (a)	2,165	55,273
		112,936

52	The Leuthold Funds - 2018 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Industries Fund

Schedule of Investments (continued)
March 31, 2018 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 98.85% (continued)

Metals & Mining - 3.50%
APERAM SA (b)	1,182	$56,601
BlueScope Steel, Ltd. (b)	10,311	121,311
Ferrexpo PLC (b)	17,331	59,557
Reliance Steel & Aluminum Co.	541	46,385
Voestalpine AG (b)	1,311	68,771
Worthington Industries, Inc.	997	42,791
		395,416
Oil, Gas & Consumable Fuels - 3.15%
Adaro Energy Tbk PT (b)	386,400	60,205
Idemitsu Kosan Co., Ltd. (b)	1,400	53,565
PBF Energy, Inc. - Class A	1,401	47,494
Polski Koncern Naftowy ORLEN SA (b)	1,280	31,505
Thai Oil PCL - NVDR	15,500	45,179
Tupras Turkiye Petrol Rafinerileri AS (b)	1,382	38,602
Whitehaven Coal, Ltd. (b)	23,096	80,116
		356,666
Paper & Forest Products - 7.49%
China Forestry Holdings Co.,
Ltd. (a)(b)(d)(e)	116,000	2,217
Domtar Corp.	1,402	59,641
Fibria Celulose SA - ADR	3,806	74,217
Lee & Man Paper Manufacturing, Ltd. (b)	54,000	57,660
Louisiana-Pacific Corp.	3,482	100,177
Norbord, Inc. (b)	1,553	56,305
Sappi, Ltd. (b)	13,163	85,047
Stora Enso OYJ (b)	6,978	128,300
Suzano Papel e Celulose SA (b)	8,400	85,210
UPM-Kymmene OYJ (b)	1,835	68,031
West Fraser Timber Co., Ltd. (b)	1,953	129,776
		846,581
Real Estate Management & Development - 2.07%
Daiwa House Industry Co., Ltd. (b)	1,600	61,637
Hongkong Land Holdings, Ltd. (b)	9,680	66,879
Realogy Holdings Corp.	1,578	43,048
Vonovia SE (b)	1,256	62,285
		233,849
Semiconductors & Semiconductor
Equipment - 12.27%
A-DATA Technology Co., Ltd. (b)	15,000	39,072
Amkor Technology, Inc. (a)	7,792	78,933
Applied Materials, Inc.	1,688	93,870
ASM International NV (b)	1,410	103,104
Cirrus Logic, Inc. (a)	930	37,786
DB HiTek Co., Ltd. (b)	4,069	55,931
Dialog Semiconductor PLC (a)(b)	1,278	30,436
Japan Material Co., Ltd. (b)	4,400	55,330
Jusung Engineering Co., Ltd. (b)	6,571	66,864
Lam Research Corp.	489	99,345
Micron Technology, Inc. (a)	3,520	183,533
MKS Instruments, Inc.	625	72,281
ON Semiconductor Corp. (a)	4,275	104,567
Sanken Electric Co., Ltd. (b)	10,000	73,923
SCREEN Holdings Co., Ltd. (b)	800	72,263
STMicroelectronics NV - NYRS	3,804	84,791
Tokyo Seimitsu Co., Ltd. (b)	1,800	73,037
Ulvac, Inc. (b)	1,100	62,231
		1,387,297
Transportation Infrastructure - 0.38%
Zhejiang Expressway Co., Ltd. (b)	42,000	43,075

Wireless Telecommunication Services - 3.79%
China Mobile, Ltd. - ADR	1,471	67,298
Freenet AG (b)	2,083	63,394
KDDI Corp. (b)	5,200	133,923
Softbank Group Corp. (b)	2,200	164,101
		428,716
TOTAL COMMON STOCKS
(Cost $9,488,160)		$11,174,878

See Notes to the Financial Statements.	The Leuthold Funds - 2018 Semi-Annual Report	53

Leuthold Global Industries Fund

Schedule of Investments (continued)
March 31, 2018 (Unaudited)

	Shares	Fair Value

SHORT-TERM INVESTMENTS - 0.84%

Money Market Funds - 0.84%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.508% (c)	94,826	$94,826
TOTAL SHORT-TERM INVESTMENTS
(Cost $94,826)		$94,826

Total Investments
(Cost $9,582,986) - 99.69%		$11,269,704
Other Assets in Excess of Liabilities - 0.31%		35,499
TOTAL NET ASSETS - 100.00%		$11,305,203

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NYRS	New York Registry Shares
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2018.
(d)	Illiquid security. The fair value of these securities total $2,217 which represents 0.02% of total net assets.
(e)
This security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc. and is deemed a Level 3 security as it is valued using significant unobservable inputs.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

54	The Leuthold Funds - 2018 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Industries Fund

Schedule of Investments (continued)
March 31, 2018 (Unaudited)

	Fair Value	Percentage of Total Investments

CURRENCY EXPOSURE
March 31, 2018
Australian Dollar	$321,053	2.85%
Brazilian Real	171,610	1.52
British Pound	667,511	5.92
Canadian Dollar	282,244	2.50
Euro	1,000,491	8.88
Hong Kong Dollar	463,591	4.11
Indonesian Rupiah	60,205	0.53
Japanese Yen	1,499,175	13.30
Malaysian Ringgit	164,452	1.46
Mexican Peso	49,126	0.44
New Taiwan Dollar	296,731	2.63
New Turkish Lira	84,491	0.75
Polish Zloty	31,505	0.28
South African Rand	226,130	2.01
South Korea Won	458,459	4.07
Swiss Franc	55,802	0.50
Thai Baht	156,074	1.38
US Dollar	5,281,054	46.86
Total Investments	$11,269,704	100.00%

	Fair Value	Percentage of Total Investments

PORTFOLIO DIVERSIFICATION
March 31, 2018
Australia	$321,053	2.85%
Austria	68,771	0.61
Brazil	245,827	2.18
Britain	780,696	6.93
Canada	395,958	3.51
China	320,402	2.84
Finland	196,331	1.74
France	233,261	2.07
Germany	256,522	2.28
Hong Kong	277,367	2.46
India	68,799	0.61
Indonesia	60,205	0.53
Italy	55,465	0.49
Japan	1,499,175	13.30
Luxembourg	56,601	0.50
Malaysia	164,452	1.46
Mexico	49,126	0.44
Netherlands	103,104	0.91
Peru	65,615	0.58
Poland	31,505	0.28
South Africa	226,130	2.01
South Korea	458,459	4.07
Switzerland	200,150	1.78
Taiwan	296,731	2.63
Thailand	156,074	1.38
Turkey	84,491	0.75
United States	4,597,434	40.79
Total Investments	$11,269,704	100.00%

See Notes to the Financial Statements.	The Leuthold Funds - 2018 Semi-Annual Report	55

Grizzly Short Fund

Schedule of Investments
March 31, 2018 (Unaudited)

	Shares	Fair Value

SHORT-TERM INVESTMENTS - 82.89%
Money Market Funds -82.89%
Fidelity Institutional Money Market
Funds - Government Portfolio, Class I, 1.508% (a)(b)	174,570,615	$174,570,615
TOTAL SHORT-TERM INVESTMENTS (Cost $174,570,615)		$174,570,615

Total Investments (Cost $ 174,570,615) - 82.89%		$174,570,615
Other Assets in Excess of Liabilities - 17.11% (b)		36,043,222
TOTAL NET ASSETS - 100.00%		$210,613,837

Percentages are stated as a percent of net assets.
(a) The rate quoted is the annualized seven-day yield as of March 31, 2018.
(b) All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

56	The Leuthold Funds - 2018 Semi-Annual Report	See Notes to the Financial Statements.

Grizzly Short Fund

Schedule of Securities Sold Short - (a)
March 31, 2018 (Unaudited)
	Shares	Fair Value

COMMON STOCKS - 96.63%

Aerospace & Defense - 1.49%
Axon Enterprise, Inc.	53,431	$2,100,373
Mercury Systems, Inc.	21,483	1,038,058
		3,138,431
Banks - 6.18%
Community Bank System, Inc.	20,298	1,087,161
First Republic Bank	35,522	3,289,692
Home BancShares Inc.	90,436	2,062,845
M&T Bank Corp.	18,486	3,408,079
Pinnacle Financial Partners, Inc.	33,891	2,175,802
United Bankshares, Inc.	28,091	990,208
		13,013,787
Beverages - 1.45%
Anheuser-Busch InBev SA/NV - ADR	27,729	3,048,526

Chemicals - 2.90%
Ashland Global Holdings, Inc.	42,409	2,959,724
DowDuPont, Inc.	29,723	1,893,652
GCP Applied Technologies, Inc.	43,134	1,253,043
		6,106,419
Commercial Services & Supplies - 3.34%
ABM Industries, Inc.	26,279	879,821
Advanced Disposal Services, Inc.	44,221	985,244
Cintas Corp.	18,305	3,122,467
Clean Harbors, Inc.	19,936	973,076
MSA Safety, Inc.	12,857	1,070,216
		7,030,824
Communications Equipment - 2.24%
Finisar Corp.	166,374	2,630,373
Viavi Solutions, Inc.	214,861	2,088,449
		4,718,822
Construction Materials - 1.00%
Martin Marietta Materials, Inc.	10,149	2,103,888

Containers & Packaging - 2.91%
Ball Corp.	73,038	2,900,339
Sealed Air Corp.	75,329	3,223,328
		6,123,667
Diversified Consumer Services - 1.00%
Sotheby’s	41,085	2,108,071

Diversified Telecommunication Services - 2.05%
Cogent Communications Holdings, Inc.	21,567	936,008
Zayo Group Holdings, Inc.	99,136	3,386,486
		4,322,494
Electric Utilities - 1.52%
Westar Energy, Inc.	60,890	3,202,205

Energy Equipment & Services - 1.14%
Patterson-UTI Energy, Inc.	137,376	2,405,454

Food & Staples Retailing - 0.50%
PriceSmart, Inc.	12,588	1,051,727

Food Products - 4.44%
Kellogg Co.	46,940	3,051,570
Kraft Heinz Co.	46,215	2,878,732
McCormick & Co., Inc.	32,079	3,412,885
		9,343,187
Health Care Equipment & Supplies - 4.75%
DexCom, Inc.	44,471	3,297,969
Edwards Lifesciences Corp.	23,923	3,337,737
Nevro Corp.	27,185	2,356,124
Wright Medical Group NV (b)	50,746	1,006,801
		9,998,631

See Notes to the Financial Statements.	The Leuthold Funds - 2018 Semi-Annual Report	57

Grizzly Short Fund

Schedule of Securities Sold Short - (a) (continued)
March 31, 2018 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.63% (continued)

Health Care Technology - 2.81%
Teladoc, Inc.	72,737	$2,931,301
Veeva Systems, Inc. - Class A	40,778	2,977,610
		5,908,911
Hotels, Restaurants & Leisure - 3.09%
Chipotle Mexican Grill, Inc.	10,330	3,337,726
Starbucks Corp.	54,868	3,176,309
		6,514,035
Household Durables - 1.21%
iRobot Corp.	39,872	2,559,384

Insurance - 4.37%
American International Group, Inc.	52,921	2,879,961
Arch Capital Group, Ltd. (b)	33,891	2,900,731
RenaissanceRe Holdings, Ltd. (b)	24,648	3,413,994
		9,194,686
Internet & Direct Marketing Retail - 7.61%
Ctrip.com International, Ltd. - ADR	62,889	2,931,885
Expedia Group, Inc.	23,923	2,641,338
Netflix, Inc.	11,962	3,532,977
Shutterfly, Inc.	44,403	3,607,744
TripAdvisor, Inc.	81,193	3,319,982
		16,033,926
Internet Software & Services - 5.25%
Cornerstone OnDemand, Inc.	34,978	1,367,990
LogMeIn, Inc.	28,091	3,245,915
Twilio, Inc. - Class A	82,825	3,162,258
Wix.com, Ltd. (b)	41,338	3,288,438
		11,064,601
Machinery - 1.99%
John Bean Technologies Corp.	10,512	1,192,061
Wabtec Corp.	36,972	3,009,521
		4,201,582
Media - 2.06%
Cable One, Inc.	3,081	2,116,986
IMAX Corp. (b)	115,266	2,213,107
		4,330,093
Metals & Mining - 0.98%
Franco-Nevada Corp. (b)	30,266	2,069,892

Multi-Utilities - 2.84%
Black Hills Corp.	54,008	2,932,634
Dominion Energy, Inc.	45,309	3,055,186
		5,987,820
Oil, Gas & Consumable Fuels - 6.72%
Anadarko Petroleum Corp.	59,445	3,591,072
Callon Petroleum Co.	295,232	3,908,872
Centennial Resource Development, Inc. - Class A	171,517	3,147,337
Parsley Energy, Inc. - Class A	121,065	3,509,674
		14,156,955
Professional Services - 2.13%
Verisk Analytics, Inc.	34,435	3,581,240
WageWorks, Inc.	20,117	909,288
		4,490,528
Real Estate Investment Trusts (REITs) - 2.20%
Alexandria Real Estate Equities, Inc.	27,367	3,417,864
Equity Commonwealth	39,328	1,206,190
		4,624,054
Semiconductors & Semiconductor Equipment - 1.30%
Inphi Corp.	90,980	2,738,498

58	The Leuthold Funds - 2018 Semi-Annual Report	See Notes to the Financial Statements.

Grizzly Short Fund

Schedule of Securities Sold Short - (a) (continued)
March 31, 2018 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 96.63% (continued)

Software - 13.80%
Autodesk, Inc.	22,897	$2,875,405
CommVault Systems, Inc.	19,211	1,098,869
Guidewire Software, Inc.	36,043	2,913,356
PTC, Inc.	40,234	3,138,654
ServiceNow, Inc.	21,748	3,598,207
Snap, Inc. - Class A	184,755	2,932,062
Symantec Corp.	112,547	2,909,340
Tableau Software, Inc. - Class A	40,959	3,310,306
Ultimate Software Group, Inc.	12,104	2,949,745
Workday, Inc. - Class A	26,279	3,340,324
		29,066,268
Trading Companies & Distributors - 1.36%
Univar, Inc.	103,304	2,866,686
TOTAL COMMON STOCKS (Proceeds $206,518,958)		$203,524,052

TOTAL SECURITIES SOLD SHORT (Proceeds $206,518,958) - 96.63%		$203,524,052

Percentages are stated as a percent of net assets.
ADR  American Depositary Receipt
(a)  Non-income producing security.
(b)  Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See Notes to the Financial Statements.	The Leuthold Funds - 2018 Semi-Annual Report	59

The Leuthold Funds

Notes to the Financial Statements (Unaudited)

1.	ORGANIZATIONAND SIGNIFICANT ACCOUNTING POLICIES
Leuthold Funds, Inc. (the “Company”) was incorporated on August 30, 1995, as a Maryland Corporation and is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940, as amended. In addition, the Funds are considered investment companies under, and follow the accounting and reporting guidance in, Accounting Standards Codification Topic 946 – Investment Companies. Leuthold Weeden Capital Management is the investment adviser (the “Adviser”).  The Company consists of five series (each series a“Fund”and collectively the “Funds”):

Fund	Investment Objective	Inception – Retail Share Class	Inception – Institutional Share Class
Leuthold Core Investment Fund	Seeks total return consistent with prudent investment risk over the long-term	11/20/1995	1/31/2006
Leuthold Global Fund	Seeks total return consistent with prudent investment risk over the long-term	7/1/2008	4/30/2008
Leuthold Select Industries Fund	Capital appreciation	6/19/2000	n/a
Leuthold Global Industries Fund	Seeks capital appreciation and dividend income	5/17/2010	5/17/2010
Grizzly Short Fund	Capital appreciation	6/19/2000	n/a

All classes of shares in a Fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fess and expenses, including distribution and shareholder servicing fees, may differ among classes.  Each class has exclusive voting rights on any matters relating to that class’s servicing or distribution arrangements.

The following is a summary of significant accounting policies consistently followed by the Funds.

a)
Investment Valuation – Securities listed on a national securities exchange (other than The NASDAQ OMX Group, Inc., referred to as “NASDAQ”) are valued at the last sale price on the day the valuation is made.  Securities that are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Market, NASDAQ Global Select Market, and NASDAQ Capital Market, are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities, including securities sold short, which are listed on an exchange but which are not traded on the valuation date are generally valued at the mean between the bid and the asked prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price or, if unavailable, at prices provided by an independent pricing service. Securities sold short which are not listed on an exchange but for which market quotations are readily available are generally valued at the average of the current bid and asked prices. Debt securities are valued at bid prices provided by an independent pricing service that may use a matrix pricing method or other analytical pricing model. Exchange-traded options are valued at the last reported sale price priced on the primary exchange on which the option is traded. If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges is used. Non-exchange traded options are valued at the mean between the last bid and asked quotations. For options where market quotations are not readily available, fair value shall be determined. Shares of open-end investment companies (other than shares of an exchange-traded fund traded on domestic securities exchanges or on NASDAQ) are valued at one of the following prices (as determined by the Adviser): (a) the net asset value announced by such open-end investment company following the close of

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The Leuthold Funds

business on the day a Fund’s net asset value is to be calculated; (b) the net asset value announced by such open-end investment company following the close of business on the business day immediately preceding the day a Fund’s net asset value is to be calculated; or (c) a value determined by the Adviser by adding to, or subtracting from, the net asset value announced by such open-end investment company following the close of business on the business day immediately preceding the day a Fund’s net asset value is to be calculated, an amount equal to the Adviser’s estimate of the effect of changes in the market prices for the types of securities held by such investment company.  Other assets, including securities for which no quotations are readily available, are valued at fair value as determined in good faith by the Board of Directors (“Directors”) pursuant to the Funds’ “Pricing and Valuation Guidelines.”

The Funds may invest in foreign securities. (Foreign securities may be priced at the closing price reported on the foreign exchange on which they are principally traded.) Trading in foreign securities may be completed at times that vary from the closing of the New York Stock Exchange (“NYSE”). The Directors have approved the use of their independent pricing provider’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current exchange rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If these events materially affect the value of portfolio securities, then these securities may be valued as determined in good faith by the Directors. Some of the factors which may be considered by the Directors and the Funds’  Fair Value Pricing Committee in determining fair value are fundamental analytical data relating to the investment, the nature and duration of any restrictions on disposition, trading in similar securities of the same issuer or comparable companies, information from broker-dealers, and an evaluation of the forces that influence the market in which the securities are purchased and sold. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

Physical metals are valued at prices provided by an independent pricing service. The Leuthold Core Investment Fund, the Leuthold Global Fund, and the Leuthold Global Industries Fund may invest in metals such as aluminum, copper, zinc, lead, nickel, tin, silver, palladium and other industrial and precious metals. Metals not traded on an exchange are valued at the mean between the closing bid and asked prices as obtained from a reputable pricing source. As of March 31, 2018, none of the Funds held physical metals.

b)
Fair Valuation Measurements – The Funds have adopted fair valuation accounting standards, which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 -	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

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The following is a summary of the inputs used to value the Funds’  investments and securities sold short as of March 31, 2018:

Leuthold Core Investment Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Air Freight & Logistics	$––	$120,137	$––	$120,137
Airlines	132,996	82,652	––	215,648
Auto Components	21,418,256	617,185	––	22,035,441
Automobiles	18,849,318	352,622	––	19,201,940
Banks	10,043,537	2,932,068	––	12,975,605
Beverages	250,856	––	––	250,856
Capital Markets	27,247,740	––	––	27,247,740
Chemicals	110,859	1,165,474	6,407	1,282,740
Communications Equipment	––	140,726	––	140,726
Construction Materials	––	152,207	––	152,207
Consumer Finance	7,253,551	––	––	7,253,551
Diversified Consumer Services	98,402	––	––	98,402
Diversified Financial Services	––	155,925	––	155,925
Diversified Telecommunication Services	73,926	200,538	––	274,464
Electric Utilities	––	92,480	––	92,480
Electronic Equipment, Instruments & Components	18,855,901	873,713	––	19,729,614
Food & Staples Retailing	3,771,982	––	––	3,771,982
Food Products	178,603	357,284	––	535,887
Health Care Equipment & Supplies	––	129,539	––	129,539
Health Care Providers & Services	68,681,085	––	––	68,681,085
Hotels, Restaurants & Leisure	23,656,053	91,113	––	23,747,166
Household Durables	29,100,604	451,293	––	29,551,897
Independent Power & Renewable Electricity Producers	––	86,757	––	86,757
Industrial Conglomerates	––	134,061	––	134,061
Insurance	26,791,998	1,819,978	––	28,611,976
Internet Software & Services	1,376,743	1,621,123	––	2,997,866
IT Services	47,537,337	262,329	––	47,799,666
Metals & Mining	––	483,761	––	483,761
Multiline Retail	30,728,297	––	––	30,728,297
Oil, Gas & Consumable Fuels	36,949	1,193,711	––	1,230,660
Paper & Forest Products	7,971,187	475,779	––	8,446,966
Pharmaceuticals	––	1,213,896	––	1,213,896
Professional Services	23,324,434	––	––	23,324,434
Real Estate Management & Development	137,142	662,169	––	799,311
Semiconductors & Semiconductor Equipment	61,375,876	2,630,098	––	64,005,974
Software	14,119,879	––	––	14,119,879
Specialty Retail	25,729,519	215,076	––	25,944,595
Technology Hardware, Storage & Peripherals	––	188,549	––	188,549
Textiles, Apparel & Luxury Goods	––	108,041	––	108,041
Tobacco	113,047	––	––	113,047
Transportation Infrastructure	––	439,553	––	439,553
Water Utilities	200,683	––	––	200,683
Wireless Telecommunication Services	98,180	––	––	98,180
Total Common Stocks	$469,264,940	$19,449,837	$6,407	$488,721,184

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The Leuthold Funds

Leuthold Core Investment Fund (continued)
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Preferred Stocks	$7,915,794	$––	$––	$7,915,794
Exchange Traded Funds	73,183,349	––	––	73,183,349
Corporate Bonds	––	29,796,146	––	29,796,146
United States Treasury Obligations	––	40,785,690	––	40,785,690
Foreign Government Bonds	––	36,969,614	––	36,969,614
Money Market Funds	153,090,098	––	––	153,090,098
Investments Purchased as Securities Lending Collateral*	––	––	––	101,062,262
Total Investments in Securities	$703,454,181	$127,001,287	$6,407	$931,524,137

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.
The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$62,688,965	$––	$––	$62,688,965
Exchange Traded Funds	63,659,143	––	––	63,659,143
Total Securities Sold Short	$126,348,108	$––	$––	$126,348,108

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.  The following is a summary of transfers for the period ended March 31, 2018:

	Level 1	Level 2	Level 3
Transfers into:	$468,178	$506,861	$––
Transfers out of:	(506,861)	(468,178)	––
Net Transfers into and/or out of:	$(38,683)	$38,683	$––

The transfers were due to the adjustment of fair value of certain securities due to developments that occurred between the time of the close of the foreign markets on which they trade and the close of regular session trading on the NYSE.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investments in Securities at Fair Value
Balance as of September 30, 2017	$6,437
Accrued discounts/premiums	––
Realized gain (loss)	––
Change in net unrealized depreciation	(30	)*
Purchases	––
Sales	––
Transfer into and/or out of Level 3	––
Balance as of March 31, 2018	$6,407	(1)

Change in net unrealized depreciation during the period for Level 3 investments held at March 31, 2018:	$(30)

*	Net unrealized depreciation is due to a change in foreign currency exchange rate.
(1)
The security (China Lumena New Materials Corp.) is classified as a Level 3 security due to a halt in trading of the security on March 25, 2014.  The security is valued at fair value as determined in good faith by the Directors.  The Adviser submits a report to the Directors setting forth the factors considered in determining the price.  The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of Hong Kong Dollar 1.25.  Significant changes in the discount rate may result in a change in fair value measurement.  For the duration of the period, the discount was 95%.

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Leuthold Global Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Airlines	$2,460,688	$1,428,325	$—	$3,889,013
Auto Components	2,109,851	1,346,790	—	3,456,641
Automobiles	2,164,009	1,240,880	—	3,404,889
Banks	987,130	2,823,285	—	3,810,415
Capital Markets	2,031,417	1,313,541	—	3,344,958
Chemicals	1,110,658	2,324,297	—	3,434,955
Electronic Equipment, Instruments & Components	1,117,802	1,742,318	—	2,860,120
Health Care Providers & Services	2,235,508	947,797	—	3,183,305
Household Durables	2,551,048	1,660,875	—	4,211,923
Insurance	1,382,970	2,102,430	—	3,485,400
Internet Software & Services	1,605,053	—	—	1,605,053
IT Services	563,373	—	—	563,373
Metals & Mining	436,232	1,500,802	—	1,937,034
Oil, Gas & Consumable Fuels	234,249	1,529,339	—	1,763,588
Paper & Forest Products	2,489,887	1,663,497	47,476	4,200,860
Real Estate Management & Development	212,975	935,143	—	1,148,118
Semiconductors & Semiconductor Equipment	3,736,494	3,200,602	—	6,937,096
Transportation Infrastructure	—	217,424	—	217,424
Wireless Telecommunication Services	330,910	1,769,425	—	2,100,335
Total Common Stocks	27,760,254	27,746,770	47,476	55,554,500
Exchange Traded Funds	7,543,157	—	—	7,543,157
Corporate Bonds	—	3,412,060	—	3,412,060
United States Treasury Obligations	—	4,161,327	—	4,161,327
Foreign Government Bonds	—	4,912,432	—	4,912,432
Money Market Funds	18,836,973	—	—	18,836,973
Investments Purchased as Securites Lending Collateral*	—	—	—	11,513,992
Total Investments in Securities	$54,140,384	$40,232,589	$47,476	$105,934,441

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$7,077,070	$—	$—	$7,077,070
Exchange Traded Funds	7,259,390	—	—	7,259,390
Total Securities Sold Short	$14,336,460	$—	$—	$14,336,460

The Fund did not have any transfers into Level 1, Level 2 or Level 3 during the period.  The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

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The Leuthold Funds

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investments in Securities at Fair Value
Balance as of September 30, 2017	$47,698
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in net unrealized depreciation	(222	)*
Purchases	—
Sales	—
Transfers into and/or out of Level 3	—
Balance as of March 31, 2018	$47,476	(1)

Change in net unrealized depreciation during the period ended for Level 3 investments held at March 31, 2018:	$(222)

*	Net unrealized depreciation is due to a change in foreign currency exchange rate.
(1)
The security (China Forestry Holdings Co., Ltd.) is classified as a Level 3 security due to a halt in trading of the security on January 26, 2011.  The security is valued at fair value as determined in good faith by the Directors.  The Adviser submits a report to the Directors setting forth the factors considered in determining the price.  The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of Hong Kong Dollar 2.95.  Significant changes in the discount rate may result in a change in fair value measurement.  For the duration of the period, the discount was 95%.

Leuthold Select Industries Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$19,356,394	$—	$—	$19,356,394
Preferred Stocks	311,615	—	—	311,615
Total Investments in Securities	$19,668,009	$—	$—	$19,668,009

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 during the period.  The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Leuthold Global Industries Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Airlines	$499,230	$288,534	$—	$787,764
Auto Components	431,693	266,848	—	698,541
Automobiles	435,052	247,889	—	682,941
Banks	201,141	563,384	—	764,525
Capital Markets	407,295	263,354	—	670,649
Chemicals	225,518	468,458	—	693,976
Electronic Equipment, Instruments & Components	228,126	315,189	—	543,315
Health Care Providers & Services	452,147	190,845	—	642,992
Household Durables	515,045	336,080	—	851,125
Insurance	279,073	427,816	—	706,889

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Leuthold Global Industries Fund (continued)
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Internet Software & Services	$327,625	$—	$—	$327,625
IT Services	112,936	—	—	112,936
Metals & Mining	89,176	306,240	—	395,416
Oil, Gas & Consumable Fuels	47,494	309,172	—	356,666
Paper & Forest Products	505,326	339,038	2,217	846,581
Real Estate Management & Development	43,048	190,801	—	233,849
Semiconductors & Semiconductor Equipment	755,106	632,191	—	1,387,297
Transportation Infrastructure	—	43,075	—	43,075
Wireless Telecommunication Services	67,298	361,418	—	428,716
Total Common Stocks	5,622,329	5,550,332	2,217	11,174,878
Money Market Funds	94,826	—	—	94,826
Total Investments in Securities	$5,717,155	$5,550,332	$2,217	$11,269,704

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.  The following is a summary of transfers for the period ended March 31, 2018:

	Level 1		Level 2	Level 3
Transfers into:		$—	$142,931	$—
Transfers out of:		(142,931)	—	—
Net Transfers into and/or out of:	$	(142,931)	$142,931	$—

The transfers were due to the adjustment of fair value of certain securities due to developments that occurred between the time of the close of the foreign markets on which they trade and the close of regular session trading on the NYSE.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investments in Securities at Fair Value
Balance as of September 30, 2017	$2,227
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in net unrealized depreciation	(10	)*
Purchases	—
Sales	—
Transfers into and/or out of Level 3	—
Balance as of March 31, 2018	$2,217	(1)

Change in net unrealized depreciation during the period ended for Level 3 investments held at March 31, 2018:	$(10)

*	Net unrealized depreciation is due to a change in foreign currency exchange rate.
(1)
The security (China Forestry Holdings Co., Ltd.) is classified as a Level 3 security due to a halt in trading of the security on January 26, 2011.  The security is valued at fair value as determined in good faith by the Directors.  The Adviser submits a report to the Directors setting forth the factors considered in determining the price.  The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of Hong Kong Dollar 2.95.  Significant changes in the discount rate may result in a change in fair value measurement.  For the duration of the period the discount was 95%.

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The Leuthold Funds

Grizzly Short Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Money Market Funds	$174,570,615	$—	$—	$174,570,615
Total Investments in Securities	$174,570,615	$—	$—	$174,570,615

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$203,524,052	$—	$—	$203,524,052
Total Securities Sold Short	$203,524,052	$—	$—	$203,524,052

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

For further information regarding security characteristics, see the Schedules of Investments and Securities Sold Short.

c)
Federal Income Taxes – Provision for federal income taxes or excise taxes has not been made since the Funds have elected to be taxed as “regulated investment companies”  and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes.  The Funds also designate as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

The tax character of distributions paid during the fiscal years ended September 30, 2017 and 2016 was as follows:

Year Ended September 30, 2017
	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Global Industries Fund	Grizzly Short Fund
Distributions paid from:
Ordinary Income	$854,085	$395,482	$—	$154,354	$—
Long-Term Capital Gain*	3,823,839	11,393,102	—	309,089	—
Return of Capital	—	—	—	—	—
Total Distribution Paid	$4,677,924	$11,788,584	$—	$463,443	$—

Year Ended September 30, 2016
	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Global Industries Fund	Grizzly Short Fund
Distributions paid from:
Ordinary Income	$—	$—	$5,500	$100,430	$—
Long-Term Capital Gain*	33,817,733	11,271,230	168,405	637,904	—
Return of Capital	—	—	14,196	—	—
Total Distribution Paid	$33,817,733	$11,271,230	$188,101	$738,334	$—

*
The funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a 15-percent rate or 0-percent rate, depending on the shareholder’s taxable income).

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At September 30, 2017, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Global Industries Fund	Grizzly Short Fund
Undistributed Ordinary Income	$1,613	$3,185,192	$—	$433,308	$—
Undistributed long-term gains	26,947,568	5,034,661	552,698	440,582	—
Distributable earnings	26,949,181	8,219,853	552,698	873,890	—
Capital loss carryover and late-year losses	—	—	(14,651)	—	(234,764,694)
Other accumulated gains (losses)	5,554	(29,212)	—	(752)	—
Unrealized appreciation	171,762,774	11,477,746	3,976,256	1,804,495	772,740
Total accumulated earnings (deficit)	$198,717,509	$19,668,387	$4,514,303	$2,677,633	$(233,991,954)

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.  These differences are primarily due to partnership adjustments and securities sold short.

Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2017, the following table shows the reclassifications made:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid in Capital

Leuthold Core Investment Fund	$(714,728)	$3,305,801	$(2,591,073)
Leuthold Global Fund	(196,335)	189,332	7,003
Leuthold Select Industries Fund	9,173	(48)	(9,125)
Leuthold Global Industries Fund	6,207	(5,685)	(522)
Grizzly Short Fund	6,083,196	(74,420)	(6,008,776)

Under current law, the Funds may carry forward net capital losses indefinitely to use to offset capital gains realized in future years. Previous law limited the carry forward of capital losses to the eight tax years following the year the capital loss was realized.  If a Fund has capital losses that are subject to current law and also has capital losses subject to prior law, the losses realized under current law will be utilized to offset capital gains before any of the losses governed by prior law can be used.  As a result of these ordering rules, capital losses realized under previous law may be more likely to expire unused.  Capital losses realized under current law will carry forward retaining their classification as long-term or short-term losses, whereas under prior law all capital losses were carried forward as short-term capital losses.

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The Leuthold Funds

	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Global Industries Fund	Grizzly Short Fund
Expires 09/30/18	$—	$—	$—	$—	$(18,663,090)
Expires 09/30/19	—	—	—	—	(25,380,935)
Unlimited Short-Term	—	—	—	—	(113,208,027)

The Leuthold Select Industries Fund and Grizzly Short Fund intend to defer and treat $14,651 and $2,164,686, respectively, of qualified late-year losses incurred during the fiscal year ended September 30, 2017 as arising on the first day of the fiscal year ending September 30, 2018.

As of September 30, 2017, the Funds had no tax positions that did not meet the “more likely-than-not”  threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended September 30, 2017, the Funds did not incur any interest or penalties.

d)
Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually.

e)
Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f)
Basis for Consolidation for the Leuthold Core Investment Fund and Leuthold Global Fund – The Leuthold Core Investment Fund and Leuthold Global Fund may invest up to 25% of their total assets in their subsidiaries, Leuthold Core, Ltd. and Leuthold Global, Ltd. (the “Subsidiaries”), respectively. The Subsidiaries, which are organized under the laws of the Cayman Islands, are wholly owned and controlled by the Leuthold Core Investment Fund and Leuthold Global Fund, respectively, and are therefore consolidated in the respective Funds’  financial statements herein.  All intercompany balances, revenues, and expenses have been eliminated in consolidation.  The Subsidiaries act as investment vehicles in order to enter into certain investments for the Leuthold Core Investment Fund and Leuthold Global Fund consistent with the investment objectives and policies specified in the Prospectus and Statement of Additional Information.  As of the period ended March 31, 2018, no assets were held in the Subsidiaries.

g)
Securities Sold Short – For financial statement purposes, an amount equal to the required amount of collateral to be segregated for securities sold short is included in the Statements of Assets and Liabilities as an asset. The amount of the securities sold short, shown as a liability, is subsequently marked-to-market to reflect the current value of the securities sold short. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which could differ from the amount reflected in the Statements of Assets and Liabilities. The Funds are liable for any dividends or interest payable on securities sold short. As collateral for their securities sold short, the Funds are required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents, or liquid securities. These segregated assets are valued consistent with Note 1a. The

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The Leuthold Funds

amount of segregated assets is required to be adjusted daily to reflect changes in the fair value of the securities sold short. The Leuthold Core Investment Fund, Leuthold Global Fund, and Grizzly Short Fund’s collateral at broker for securities sold short is with one major security dealer.

h)
Other – Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. The Funds utilize an identified lot approach to transactions.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds, and interest income is recognized on an accrual basis. Discounts and premiums on bonds are amortized using the yield to maturity method over the life of the respective bond.  For financial reporting purposes, the Funds isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for realized gains and losses.

i)
Expenses – Expenses that directly relate to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds, such as Directors fees and expenses, insurance expense, and legal fees are allocated between the Funds based on the relative net asset value of the individual Funds.

j)
Counterparty risk – Counterparty risk may arise as the result of the failure of a counterparty to a securities contract to comply with the terms of the contract. Potential counterparty risk is measured by the creditworthiness of the counterparty and additional risk may arise from unanticipated events affecting the value of the underlying security.

k)
Recent Accounting Pronouncements – In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

l)
Subsequent Events – The Funds have evaluated subsequent events through the date of issuance of the Funds’  financial statements. This evaluation did not result in any subsequent events that necessitated recognition or disclosure.

2.	INVESTMENT TRANSACTIONS
Purchases and sales of investment securities, other than short-term investments and securities sold short, for the period ended March 31, 2018 are summarized below.

	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Global Industries Fund
Purchases	$288,761,626	$24,613,855	$13,802,241	$4,398,856
Sales	404,441,525	45,584,931	9,645,894	4,542,493

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The Leuthold Funds

There were no purchases or sales of investment securities in the Grizzly Short Fund because this Fund invests only in securities sold short.

At September 30, 2017, gross unrealized appreciation and depreciation of investments and securities sold short and cost of investments and cost of securities sold short for tax purposes were as follows:

	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Global Industries Fund	Grizzly Short Fund
Tax cost of investments	$680,817,683	$92,966,201	$11,091,096	$9,137,810	$(28,338,510)
Gross unrealized appreciation	179,694,909	14,046,700	4,115,168	2,013,753	8,298,917
Gross unrealized depreciation	(7,932,135)	(2,568,954)	(138,912)	(209,258)	(7,526,177)
Net unrealized appreciation	$171,762,774	$11,477,746	$3,976,256	$1,804,495	$772,740

The differences between book and tax basis of unrealized appreciation (depreciation) are primarily attributable to the tax deferral of losses on wash sales and passive foreign investment company transactions.

The Leuthold Core Investment Fund owned 5% or more of the voting securities of the following companies during the period ended March 31, 2018. As a result, these companies are deemed to be affiliates of the Leuthold Core Investment Fund as defined by the 1940 Act. Transactions during the period in these securities of affiliated companies were as follows:

Leuthold Core Investment Fund
	Share Activity
Security Name	Balance 09/30/17	Purchases	Sales	Balance 03/31/18	Dividend Income	Fair Value at 03/31/18	Change in Unrealized Appreciation	Realized Gain (loss)
CurrencyShares
Japanese Yen Trust	187,794	70,147	—	257,941	$—	$23,243,063	$1,081,007	$—

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS
Each of the Funds has entered into an Investment Advisory Agreement (“advisory agreement”) with the Adviser.  Pursuant to its advisory agreement with the Funds, the Adviser is entitled to receive a fee, calculated daily as applied to each Fund’s average daily net assets and payable monthly, at annual rates of: :

Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Global Industries Fund	Grizzly Short Fund

0.90%	0.90%	1.00%	1.00%	1.25%

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The Leuthold Funds

The Adviser has agreed to waive its advisory fee and/or reimburse the Funds’ other expenses, to the extent necessary to ensure that the Funds’  total operating expenses (exclusive of interest, taxes, brokerage commissions, dividends and interest on securities sold short, and extraordinary items) do not exceed the following rates, based on each Fund’s average daily net assets:

Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Global Industries Fund Retail Class	Leuthold Global Industries Fund Institutional Class	Grizzly Short Fund

1.25%	1.85%	1.50%	1.50%	1.25%	2.50%

Any waiver or reimbursement is subject to later adjustments to allow the Adviser to recoup amounts previously waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s expense limitation, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three fiscal years from the date such amount was waived or reimbursed.

Amounts subject to future recoupment as of March 31, 2018 are as follows:

Leuthold Select Industries Fund		Leuthold Global Industries Fund
Year of Expiration	Recoverable Amount	Year of Expiration	Recoverable Amount
9/30/2018	$31,187	9/30/2018	$128,120
9/30/2019	29,664	9/30/2019	127,058
9/30/2020	40,903	9/30/2020	122,114
9/30/2021	10,024	9/30/2021	59,122

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator, and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds.

4.	DISTRIBUTION PLAN
The Leuthold Global Fund – Retail Class and Leuthold Global Industries Fund – Retail Class have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, whereby Rafferty Capital Markets, LLC serves as distributor. This plan allows each Fund to use up to 0.25% of its average daily net assets to pay sales, distribution, and other fees for the sale of its shares and for services provided to investors. Each Fund may pay all or a portion of this fee to any securities dealer, financial institution, or any other person who renders personal service to the Funds’  shareholders, assists in the maintenance of the Funds’  shareholder accounts, or who renders assistance in distributing or promoting the sale of shares of the Fund pursuant to a written agreement approved by the Directors.  To the extent such fee is not paid to such persons, each of the Funds may use the fee for its expenses of distribution of its shares, including, but not limited to, payment by the Fund of the cost of preparing, printing, and distributing Prospectuses and Statements of Additional Information to prospective investors and of implementing and operating the plan.

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The Leuthold Funds

5.	INDEMNIFICATIONS
The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

6.	ILLIQUID SECURITIES
Each Fund may invest up to 15% of net assets in securities for which there is no readily available market (“illiquid securities”). The 15% limitation includes securities whose disposition would be subject to legal restrictions (“restricted securities”). Illiquid and restricted securities often have a market value lower than the market price of unrestricted securities of the same issuer and are not readily marketable without some time delay.  This could result in a Fund being unable to realize a favorable price upon disposition of such securities and in some cases might make disposition of such securities at the time desired by the Fund impossible.

7.	LENDING PORTFOLIO SECURITIES
The Funds may lend portfolio securities constituting up to 30% of total assets to unaffiliated broker dealers, banks, or other recognized institutional borrowers of securities, provided that the borrower at all times maintains cash, U.S. government securities, or equivalent collateral or provides an irrevocable letter of credit in favor of the Funds equal in value to at least 100% of the value of the securities loaned.  During the time portfolio securities are on loan, the borrower pays the lending Fund an amount equivalent to any dividends or interest paid on such securities, and the Fund may receive an agreed-upon amount of interest income from the borrower who delivered equivalent collateral or provided a letter of credit. Loans are subject to termination at the option of the lending Fund or the borrower. The lending Fund may pay reasonable administrative and custodial fees in connection with a loan of portfolio securities and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The lending Fund does not have the right to vote securities on loan, but could terminate the loan and regain the right to vote if that were considered important with respect to the investment.

The primary risk in securities lending is a default by the borrower during a sharp rise in price of the borrowed security resulting in a deficiency in the collateral posted by the borrower. The Funds will seek to minimize this risk by requiring that the value of the securities loaned be computed each day and additional collateral be furnished each day if required.

As of March 31, 2018, the market value of the securities on loan and payable on collateral received for securities lending were as follows:

	Market Value of Securities on Loan	Payable on Collateral Received

Leuthold Core Investment Fund	$99,846,658	$101,062,262
Leuthold Global Fund	11,343,309	11,513,992

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The Leuthold Funds

INVESTMENT ADVISORY AGREEMENT DISCLOSURE

On November 9, 2017, the Board of Directors of Leuthold Funds, Inc. (the“Directors”) approved the continuation of the investment advisory agreements for the Leuthold Core Investment Fund, the Grizzly Short Fund, the Leuthold Select Industries Fund, the Leuthold Global Fund, and the Leuthold Global Industries Fund (collectively the“Funds”, or each, a“Fund”) with the investment adviser to the Funds, The Leuthold Group, LLC, doing business as Leuthold Weeden Capital Management (the “Adviser”).  As part of the process of approving the continuation of the advisory agreements, the Directors reviewed the fiduciary duties of the Directors with respect to approving the advisory agreements and the relevant factors for the Directors to consider, and the members of the Board of Directors who are not deemed “interested persons” (as that term is defined by the Investment Company Act of 1940) of the Funds (the “Independent Directors”) met in executive session to discuss the approval of the advisory agreements.

In advance of the meeting, the Adviser sent detailed information to the Directors to assist them in their evaluation of the investment advisory agreements.  This information included, but was not limited to, a memorandum from Fund counsel that summarized the legal standards applicable to the Directors’ consideration of the advisory agreements; detailed comparative information relating to the Funds’ management fees and other expenses of the Funds; information regarding fees paid by the Funds and other Fund payments; information on the Adviser’s profitability; information about brokerage commissions; detailed comparative information relating to the Funds’ performance; information about sales and redemptions of the Funds; information about the Funds’ compliance program; and other information the Directors believed was useful in evaluating the approval of advisory agreements.

All of the factors discussed by the Directors were considered as a whole, and were considered separately by the Independent Directors, meeting in executive session.  The factors were viewed in their totality by the Directors, with no single factor being the principal or determinative factor in the Directors’ determination of whether to approve the continuation of the investment advisory agreements. The Directors recognized that the management and fee arrangements for the Funds are the result of years of review and discussion between the Independent Directors and the Adviser, that certain aspects of such arrangements may receive greater scrutiny in some years than in others and that the Directors’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

Prior to approving the continuation of the investment advisory agreements, the Directors and the Independent Directors in executive session considered, among other items:

•  The nature and quality of the investment advisory services provided by the Adviser.

•  A comparison of the fees and expenses of the Funds to other similar funds.

•  A comparison of the fee structures of other accounts managed by the Adviser.

•  Whether economies of scale are recognized by the Funds.

•  The costs and profitability of the Funds to the Adviser.

•  The performance of the Funds.

•  The other benefits to the Adviser from serving as investment adviser to the Funds (in addition to the advisory fee).

The material considerations and determinations of the Board of Directors, including all of the Independent Directors, are as follows:

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The Leuthold Funds

Nature and Quality of Investment Advisory Services
The Directors noted that the Adviser supervises the investment portfolios of the Funds, directing the day-to-day management of the Funds’  portfolios, including the purchase and sale of investment securities.  They discussed with management the nature of the investment process employed by the portfolio managers of the Funds, which is highly research intensive.  The Directors also discussed staffing at the Adviser, and concluded that the Adviser is well staffed to conduct the research needed to meet the investment objectives of the Funds.

The Directors also considered the background and experience of the Adviser’s senior management and expertise of, and the amount of attention given to the Funds by investment personnel of the Adviser.  In addition, the Directors considered the quality of the material service providers to the Funds, who provide administrative and distribution services on behalf of the Funds and are overseen by the Adviser, and the overall reputation and capabilities of the Adviser.  Based on this review, the Directors believe that the Adviser provides high quality services to the Funds.  The Directors also concluded that they were satisfied with the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser, and that the nature and extent of the services provided by the Adviser are appropriate to assure that each Fund’s operations are conducted in compliance with applicable laws, rules and regulations.

Comparative Fees and Expenses
The Directors then discussed with management the variables, in addition to the management fees, such as administrative and transaction fees that impact costs to the shareholders of the Funds.  Management reviewed with the Directors the comparison of the Funds’ expense ratios to other similar funds.  As part of the discussion with management, the Directors ensured that they understood and were comfortable with the criteria used by the Adviser to determine the mutual funds that make up the peer universes for purposes of the materials presented at the meeting.

The Directors compared the Funds’ proposed expense ratios to those of other comparable mutual funds, indicating that the peer groups used were in line with what the Adviser uses for their internal reporting and that the categories used to compare the Funds to their peer groups were appropriate.  After review, the Directors concluded that the proposed expense ratios of the Funds were within the range of comparable mutual funds, and that the fees are reasonable.

Comparison of Fee Structures of Other Accounts
The Directors then inquired of management regarding the distinction between the services performed by the Adviser for separately managed accounts (“SMAs”) or private investment companies and those performed by the Adviser for the Funds.  The Directors concluded that the services performed by the Adviser for the Funds require a higher level of service and oversight than the services performed by the Adviser for SMAs or private investment companies.  Based on this determination, the Directors believe that the differential in advisory fees between the Funds and the SMAs and private investment companies are reasonable, and concluded that the fee rates charged to the Funds in comparison to those charged to the Adviser’s other clients are reasonable.

Performance
The Directors reviewed the Adviser’s quality of investment management, management history, and ability to successfully market the Funds. They noted that while the Funds have had periods of underperformance, it is their expectation that the Adviser’s discipline will lead to more favorable results in the long-term and concluded that renewal of the advisory agreements was in the best interest of the Funds’ shareholders.

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The Leuthold Funds

The Directors also considered the presentation from the Adviser on the investment strategies for the Funds and reviewed the investment performance of the Funds compared with those of the Funds’  peer groups and relevant benchmarks.  The Board concluded that these materials demonstrated that the performance of the Funds was satisfactory in comparison to the performance of similar funds.

Costs and Profitability
The Directors considered the costs of services provided and the profits realized by the Adviser, by reviewing reports provided by the Funds’ administrator that compared the Funds’ investment advisory fees to those of other comparable mutual funds.  They also considered the Funds’ overall expense ratios compared to peer group funds and the Adviser’s proactive efforts to keep the overall expenses of the Funds lower, and they considered the resources and revenues that the Adviser has put into managing and distributing the Funds.  The Directors concluded that the level of profitability realized by the Adviser from its provision of services to the Funds is reasonable, and that the overall expense ratios and investment advisory fees were fair and within the range of industry averages.

Economies of Scale
The Directors then discussed with management whether economies of scale are recognized by the Funds.  They noted that as Fund assets grow, certain fixed costs are spread over the larger asset base, which may lead to some economies of scale.  On the other hand, the Directors noted that many of the Funds’ expense are subject to diseconomies of scale.  For example, the intermediary service fees generally increase as the Funds’ assets grow.  Given the size of the Funds the Directors determined that economies of scale were not being recognized, and they noted that the Funds have benefitted from the Adviser’s consistent efforts to keep overall expenses low.  They concluded that the proposed fee schedules were reasonable.

Fall-Out Benefits
The Directors then considered other benefits to the Adviser from serving as adviser to the Funds (in addition to the advisory fee).  The Directors noted that the Adviser derives ancillary benefits from its association with the Funds in the form of proprietary and third party research products and services received from broker dealers that execute portfolio trades for the Funds.  Specifically, they discussed the manner in which portfolio transactions for the Funds would be conducted, including the use of soft dollars.  Based on these discussions, the Directors concluded that the research and services obtained by the Adviser would be beneficial to the Funds.  The Directors determined such products and services have been used for legitimate purposes relating to the Funds by providing assistance in the investment decision-making process.  The Directors further concluded that the other benefits realized by the Adviser from its relationship with the Funds were reasonable.

Conclusion
After reviewing the materials provided at the meeting, management’s presentation, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Adviser, the performance of the Funds, expense information, regulatory compliance issues, trading information and related matters, and other factors deemed relevant by the Board, the Directors, including all of the Independent Directors, approved the continuation of the investment advisory agreements.

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The Leuthold Funds

ADDITIONAL DISCLOSURE REGARDING FUND DIRECTORS AND OFFICERS (UNAUDITED)

Independent Directors
Name, Year of Birth, and Address	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen By Director	Other Directorships Held by Director
Lawrence L. Horsch (1934) c/o Leuthold Weeden Capital Management 150 South Fifth Street Suite 1700 Minneapolis, MN 55402	Chairman and Director	Indefinite, Director since 1995	Chairman, Eagle Management & Financial Corp., a management consulting firm	5	None

Paul M. Kelnberger (1943) c/o Leuthold Weeden Capital Management 150 South Fifth Street Suite 1700 Minneapolis, MN 55402	Director and Chair of Audit Committee	Indefinite, Director since 1995	Retired Partner of Johnson, West & Co., PLC (currently Boeckermann, Grafstrom & Mayer, LLC) Certified Public Accountants	5	None

Addison L. Piper (1946) c/o Leuthold Weeden Capital Management 150 South Fifth Street Suite 1700 Minneapolis, MN 55402	Director and Chair of Nominating Committee	Indefinite, Director since 2009	Retired Chairman and Chief Executive Officer of Piper Jaffray Companies and PREDEX.	5	Piper Jaffray Companies and PREDEX

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The Leuthold Funds

Interested Persons
Name, Year of Birth, and Address	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen By Director	Other Directorships Held by Director
John C. Mueller (1968) 150 South Fifth Street Suite 1700 Minneapolis, MN 55402	Director President	Indefinite, Director since 2009 One year term, President since 2011	Co-Chief Executive Officer of The Leuthold Group since 2005. Involved in Sales and Marketing for The Leuthold Group since 2001.	5	None

Holly J. Weiss (1968) 150 South Fifth Street Suite 1700 Minneapolis, MN 55402	Secretary and Treasurer	One Year Term, Secretary and Treasurer since 2009	Chief Financial Officer of the Adviser since 2011. Controller of the Adviser from 2008 to 2011.	N/A	N/A

Roger A. Peters (1960) 150 South Fifth Street Suite 1700 Minneapolis, MN 55402	Vice President and Chief Compliance Officer and Anti-Money Laundering Officer	One Year Term, Chief Compliance Officer since 2006 and Vice President since 2007 and Anti-Money Laundering Officer since 2011	Chief Compliance Officer of the Adviser since 2005.	N/A	N/A

Glenn R. Larson (1965) 150 South Fifth Street Suite 1700 Minneapolis, MN 55402	Assistant Secretary	One Year Term, Assistant Secretary since 2006	Compliance Officer of the Adviser since 2005.	N/A	N/A

The Statement of Additional Information includes additional information about the Funds’ Directors and is available free of charge upon request by calling the Funds toll free at (800) 273-6886.

Information regarding the method the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (800) 273-6886 or by accessing the Funds’  website at www.leutholdfunds.com. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge upon request by calling toll-free at (800) 273-6886 or on the SEC’s website at www.sec.gov.

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The Leuthold Funds

Investment Adviser:
Leuthold Weeden Capital Management, Minneapolis, Minnesota

Administrator, Transfer Agent, Fund Accountant, Shareholder Servicing Agent:
U.S. Bancorp Fund Services, LLC, Milwaukee, Wisconsin

Custodian:
U.S. Bank, N.A., Milwaukee, Wisconsin

Counsel:
Foley & Lardner, LLP, Milwaukee, Wisconsin

Independent Registered Public Accounting Firm:
Ernst & Young LLP, Minneapolis, Minnesota

The Funds are required to file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Once filed, the Fund’s Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov) and may be available by calling 1-800-273-6886. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

This report is authorized for distribution only when preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Incorporated by reference to previous Form N-CSR filing, filed December 8, 2008.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Leuthold Funds, Inc.

By (Signature and Title)*  /s/ John Mueller
                                              John Mueller, President

Date  June 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* )*  /s/ John Mueller
                                                   John Mueller, President

Date  June 7, 2018

By (Signature and Title)*  /s/ Holly Weiss
                                               Holly Weiss, Treasurer

Date  June 7, 2018

* Print the name and title of each signing officer under his or her signature.